N-4	Apr. 10, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
Entity Central Index Key	0000934298
Entity Investment Company Type	N-4
Document Period End Date	Apr. 10, 2026
Amendment Flag	false
New York Life Premier Advisory Variable Annuity
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges for Early Withdrawals?
No. We do not assess any early withdrawal charges on the base contract.
If, however, you purchase the IPR, you will be assessed an IPR
Termination and Withdrawal Charge if you surrender your policy within the first three Policy Years. The maximum charge is 2% of the IPR
Guaranteed Amount that exceeds the IPR Free Withdrawal Amount.
For example, if your IPR Guaranteed Amount is $100,000 and you surrender your policy within the first three Policy Years, you could pay an IPR Termination and Withdrawal Charge of $1,600.00. For the IPR
Termination and Withdrawal Charge applicable to policies issued in
New York, see APPENDIX 2 – State Variations in the Prospectus.
There could be additional deductions for taxes and/or tax penalties.
CHARGES AND DEDUCTIONS - Transaction Expenses – IPR Termination and Withdrawal Charge – Policy Surrender within the first 3 Policy Years FEE TABLE
Are There Transaction Charges?
Yes. We reserve the right to assess a transaction charge if you transfer cash value between investment options more than 25 times a year, or if a premium payment is returned for insufficient funds. Although we do not currently charge for such transactions, we reserve the right to charge up to $30 per transaction. If you elect the IPR, you will be assessed an IPR Termination and Withdrawal Charge if you (i) cancel the IPR; (ii) surrender the policy; and/or (iii) take a partial withdrawal in excess of the IPR Free Withdrawal Amount during the first three Policy
Years.
CHARGES AND DEDUCTIONS - Transaction Expenses FEE TABLE
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Policy Data Page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any
Advisory Fees paid to the Investment Adviser. If such fees were reflected, the fees and expenses disclosed below would be higher.
CHARGES AND DEDUCTIONS - Annual Policy Expenses; Annual Portfolio Expenses; Optional Benefit Expenses FEE TABLE
ANNUAL FEE	MINIMUM	MAXIMUM
Base contract[1]	0.30%	0.40%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Portfolio fees and expenses[2]	0.37%	1.42%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	See Rate Sheet Prospectus Supplement	See Rate Sheet Prospectus Supplement[4]	CHARGES AND DEDUCTIONS – Optional Benefit Expenses

1 As an annualized percentage of daily Variable Accumulation Value
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2025 and will change from year to year.
[3] The minimum fee reflects the current charge for the Annual Death benefit Rider, calculated as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the IPR (7 Year Holding Period), calculated as a percentage of the amount that is guaranteed under the IPR.
4 If you elect the IPR and cancel it, take a withdrawal in excess of the
IPR Free Withdrawal Amount or surrender the policy within the first three Policy Years, the IPR Termination and Withdrawal Charge could substantially increase costs.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy.

LOWEST ANNUAL COST: See Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST See Rate Sheet Prospectus Supplement

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges or Advisory
Fees
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges or Advisory
Fees
•No additional purchase
payments, transfers or
withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges for Early Withdrawals?
No. We do not assess any early withdrawal charges on the base contract.
If, however, you purchase the IPR, you will be assessed an IPR
Termination and Withdrawal Charge if you surrender your policy within the first three Policy Years. The maximum charge is 2% of the IPR
Guaranteed Amount that exceeds the IPR Free Withdrawal Amount.
For example, if your IPR Guaranteed Amount is $100,000 and you surrender your policy within the first three Policy Years, you could pay an IPR Termination and Withdrawal Charge of $1,600.00. For the IPR
Termination and Withdrawal Charge applicable to policies issued in
New York, see APPENDIX 2 – State Variations in the Prospectus.
There could be additional deductions for taxes and/or tax penalties.
CHARGES AND DEDUCTIONS - Transaction Expenses – IPR Termination and Withdrawal Charge – Policy Surrender within the first 3 Policy Years FEE TABLE

Surrender Charge Phaseout Period, Years | yr	3
Surrender Charge (of Purchase Payments) Maximum [Percent]	2.00%
Surrender Charge Example Maximum [Dollars]	$ 1,600.00
Transaction Charges [Text Block]
Are There Transaction Charges?
Yes. We reserve the right to assess a transaction charge if you transfer cash value between investment options more than 25 times a year, or if a premium payment is returned for insufficient funds. Although we do not currently charge for such transactions, we reserve the right to charge up to $30 per transaction. If you elect the IPR, you will be assessed an IPR Termination and Withdrawal Charge if you (i) cancel the IPR; (ii) surrender the policy; and/or (iii) take a partial withdrawal in excess of the IPR Free Withdrawal Amount during the first three Policy
Years.
CHARGES AND DEDUCTIONS - Transaction Expenses FEE TABLE

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Policy Data Page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any Advisory Fees paid to the Investment
Adviser. If such fees were reflected, the fees and expenses disclosed below would be higher.
CHARGES AND DEDUCTIONS – Annual Policy Expenses; Annual Portfolio Expenses, Optional Benefit Expenses
ANNUAL FEE	Minimum	Maximum
Base contract[1]	0.30%	0.40%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Portfolio fees and expenses[2]	0.37%	1.42%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.25%	1.00%[4]	CHARGES AND DEDUCTIONS – Optional Benefit Expenses

1 As an annualized percentage of daily Accumulation Value.
2 As a percentage of average net Portfolio assets. Fees and expenses are for the year ended December 31, 2025 and will change from year to year.
[3]The minimum fee reflects the current charge for the Annual Death
Benefit Rider, calculated as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the IPR (7 Year Holding Period), calculated as a percentage of the amount guaranteed under the IPR.
4 If you elect the IPR and cancel it, take a withdrawal in excess of the
IPR Free Withdrawal Amount or surrender the policy within the first three Policy Years, the IPR Termination and Withdrawal Charge could substantially increase costs.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy.

LOWEST ANNUAL COST: $743.86	HIGHEST ANNUAL COST $2,464.39

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No sales charges or Advisory
Fees
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges, and
Portfolio fees and expenses
•No sales charges or Advisory
Fees
•No additional purchase
payments, transfers or
withdrawals

Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Policy Data Page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any
Advisory Fees paid to the Investment Adviser. If such fees were reflected, the fees and expenses disclosed below would be higher.
CHARGES AND DEDUCTIONS - Annual Policy Expenses; Annual Portfolio Expenses; Optional Benefit Expenses FEE TABLE
ANNUAL FEE	MINIMUM	MAXIMUM
Base contract[1]	0.30%	0.40%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Portfolio fees and expenses[2]	0.37%	1.42%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	See Rate Sheet Prospectus Supplement	See Rate Sheet Prospectus Supplement[4]	CHARGES AND DEDUCTIONS – Optional Benefit Expenses

1 As an annualized percentage of daily Variable Accumulation Value
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2025 and will change from year to year.
[3] The minimum fee reflects the current charge for the Annual Death benefit Rider, calculated as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the IPR (7 Year Holding Period), calculated as a percentage of the amount that is guaranteed under the IPR.
4 If you elect the IPR and cancel it, take a withdrawal in excess of the
IPR Free Withdrawal Amount or surrender the policy within the first three Policy Years, the IPR Termination and Withdrawal Charge could substantially increase costs.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy.

LOWEST ANNUAL COST: See Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST See Rate Sheet Prospectus Supplement

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges or Advisory
Fees
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges or Advisory
Fees
•No additional purchase
payments, transfers or
withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.30%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.40%
Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.30%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	0.40%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.37%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.42%
Optional Benefits Minimum [Percent]	0.25%
Optional Benefits Maximum [Percent]	1.00%
Base Contract (N-4) Footnotes [Text Block]	1 As an annualized percentage of daily Accumulation Value.[1] As an annualized percentage of daily Variable Accumulation Value
Investment Options Footnotes [Text Block]	2 As a percentage of average net Portfolio assets. Fees and expenses are for the year ended December 31, 2025 and will change from year to year.[2] As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2025 and will change from year to year.
Lowest and Highest Annual Cost [Table Text Block]

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy.

LOWEST ANNUAL COST: $743.86	HIGHEST ANNUAL COST $2,464.39

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No sales charges or Advisory
Fees
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges, and
Portfolio fees and expenses
•No sales charges or Advisory
Fees
•No additional purchase
payments, transfers or
withdrawals

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy.

LOWEST ANNUAL COST: See Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST See Rate Sheet Prospectus Supplement

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges or Advisory
Fees
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges or Advisory
Fees
•No additional purchase
payments, transfers or
withdrawals

Lowest Annual Cost [Dollars]	$ 743.86
Highest Annual Cost [Dollars]	$ 2,464.39
Risks [Table Text Block]
	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY
Is This a Short-Term Investment?
No. This policy is not designed for short-term investing and may not be appropriate for an investor who readily needs access to cash. The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon. If you elect the IPR, you will not receive a benefit under the rider unless you hold the policy for at least the specified Holding Period applicable to the rider. Moreover, if you withdraw more than the IPR Free Withdrawal
Amount (not including withdrawals to pay Advisory Fees in states other than New York) within the first three Policy Years, you will incur an IPR
Termination and Withdrawal Charge, which could substantially increase your costs under the Policy. Withdrawals may also be subject to federal and state income taxes and tax penalties.
PRINCIPAL RISKS OF INVESTING IN THE POLICY
What Are the Risks Associated with the Investment Options?
•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options you choose and the crediting rate of the
DCA Advantage Account.
•Each investment option, including the DCA Advantage Account, has its own unique risks.
•You should review the prospectuses for the available Portfolios and the description in this prospectus of the DCA Advantage Account before making an investment decision.
PRINCIPAL RISKS OF INVESTING IN THE POLICY
What Are the Risks Related to the Insurance Company?
An investment in the policy is subject to the risks related to NYLIAC, including that any obligations, including with respect to the DCA
Advantage Account, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling 1-800-598-2019.
PRINCIPAL RISKS OF INVESTING IN THE POLICY

Investment Restrictions [Text Block]	Yes.•We limit the number of Investment Divisions you may choose. You may allocate premium payments and Accumulation Value to up to 18 separate Investment Divisions plus the DCA Advantage Account.•If you elect the IPR, your investment options will be limited to those permitted by the rider. See APPENDIX 1B and 1C.•We reserve the right to charge $30 for each transfer when you transfer money between Investment Divisions in excess of 25 times in a Policy Year.•Additional restrictions apply with respect to transfers to and from the DCA Advantage Account.•We reserve the right to limit transfers in circumstances of frequent transfers or to prevent market timing.•We reserve the right to remove, close or substitute Portfolios as investment options that are available under the policy.
Key Information, Benefit Restrictions [Text Block]	Yes.•If you elect certain optional benefits, you can only make premium payments during your first Policy Year or after the rider holding period end date.•Certain optional benefits limit or restrict the investment options you may select under the policy. We may change these restrictions in the future.•Certain optional benefits may limit withdrawals or other rights under the policy.•Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal and/or could terminate the benefit.•You are required to have a minimum Accumulation Value for some optional benefits.•Some optional benefits cannot be cancelled without surrendering your policy.•The amount of the death benefit available under certain optional benefits may vary depending on the date of death. Certain optional benefits may offer a lesser death benefit at issue and require that the policy be held for a minimum waiting period before the greater death benefit will be payable. If you die before the end of the minimum waiting period, the death benefit will be less than the greater death benefit available after the minimum waiting period. Additionally, where there is a reset of certain optional benefit riders, a new minimum waiting period will be required before the greater death benefit will be payable. If you die before the end of the new minimum waiting period, the death benefit may be less than the greater death benefit available after the new minimum waiting period.
Tax Implications [Text Block]	•Consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this policy, including withdrawals to pay Advisory Fees.•If you purchase the policy through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. Therefore, the tax deferral of the policy does not provide additional benefits.•Premiums that are made on a pre-tax basis as well as earnings on your policy are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a 10% penalty tax if you take a withdrawal before age 59 ½.
Investment Professional Compensation [Text Block]	After you purchase the policy, the Investment Adviser will receive compensation in the form of Advisory Fees, some of which the Investment Adviser will pay to your investment adviser representative. Your investment adviser representative will also receive other compensation provided by NYLIAC. Given that a recommendation of this policy allows your investment adviser representative to earn other forms of compensation which may not be available in connection with other investments, the Investment Adviser and your investment adviser representative may have a financial incentive to offer or recommend this policy over other investments.
Exchanges [Text Block]	Your investment adviser representative may have a financial incentive to offer you a new policy in place of the one you own because an exchange will result in compensation for the Investment Adviser in the form of Advisory Fees, some of which will be paid to your investment adviser representative. Your investment adviser representative will also receive other compensation provided by NYLIAC. You should only consider exchanging your policy if you determine, after comparing the features, fees, risks of both policies, and any fees or penalties to terminate the existing policy, that it is in your best interest to purchase the new policy rather than continue to own your existing policy.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	ANNUAL CHARGES FOR IPR The current charge for the IPR for policies with an application signed on or after February 10, 2025 is as follows:
Annual Charge for IPR (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	Current Charge
7 Year Holding Period	1.00%
10 Year Holding Period	0.70%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
IPR GUARANTEE PERCENTAGES The IPR Guarantee Percentages currently applicable for determining the Guaranteed Amount under the IPR for policies with an application signed on or after February 10, 2025 are:
Holding Period	Guarantee Percentage
7 Year Holding Period	100%
10 Year Holding Period	110%
12 Year Holding Period	120%
13 Year Holding Period	120%
14 Year Holding Period	130%
15 Year Holding Period	130%
ANNUAL CHARGES FOR IPR RESET ELECTIONS The current charge for the IPR Reset elections (Policies applied for prior to February 10, 2025) with a Rider Reset Effective Date on or after May 1, 2022:
Annual Charge for IPR if you elect an IPR Reset (Policies applied for prior to
February 10, 2025)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
7 Year Holding Period	0.80%
10 Year Holding Period	0.70%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
The current charge for the IPR Reset elections (Policies applied for on or after February 10, 2025) with a Rider Reset Effective Date on or after February 10, 2025:
Annual Charge for IPR if you elect an IPR Reset (Policies applied for on or after
February 10, 2025)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
7 Year Holding Period	1.00%
10 Year Holding Period	0.70%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, making withdrawals from, or surrendering the policy. Please refer to your Policy Data Page for information about the specific fees you will pay each year based on the options you have elected. The tables do not include any Advisory Fees that will be paid from the policy’s Accumulation Value or, in New York, from the policyowner’s assets outside of the policy. If such charges were included, your fees and expenses would be higher. The first table describes the fees and expenses that you will pay at the time that you buy the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.Transaction Expenses
Other Transaction Charges	Guaranteed Maximum Charge	Current Charge
Transfer Fee (charged for transfers in excess of 25 in a policy year)	$30	$0
Payments Returned for Insufficient Funds	$20	$0
IPR Termination and Withdrawal Charge (calculated as a percentage of the IPR Guaranteed Amount that exceeds the IPR Free Withdrawal Amount)*	2.00%	2.00%
*Applies during the first three Policy Years and is assessed if the policy owner (i) cancels the IPR; (ii) surrenders the policy; and/or (iii) takes a partial withdrawal in excess of the IPR Free Withdrawal Amount. For variations to the IPR Termination and Withdrawal Charge and IPR Free Withdrawal Amount applicable to policies issued in New York, see APPENDIX 2 – State Variations.The next table describes the fees and expenses that you will pay each year during the time that you own the policy (not including Portfolio fees and expenses or Advisory Fees). If you choose to purchase an optional benefit, you will pay additional charges, as shown below. Annual Policy Expenses Base Policy Charges (Without Optional Benefits)
	Guaranteed Maximum Charge	Current Charge
Base Contract Charges[1]	0.40%	0.40%
1As an annualized percentage of daily Variable Accumulation Value. This charge is reduced to 0.35% if, on a Policy Monthly Anniversary, your Accumulation Value is greater than or equal to $500,000 but less than $1,000,000 and 0.30% if your Accumulation Value is greater than or equal to $1,000,000. This charge will remain in effect until the subsequent Policy Monthly Anniversary. See “CHARGES AND DEDUCTIONS- Annual Policy Expenses - Base Contract Charges” for additional information.Optional Benefit Expenses The following table applies to Optional Benefits currently available for purchase:
		Guaranteed Maximum Charge	Current Charge
Annual Charge for the IPR (calculated as an annualized percentage of the IPR Guaranteed Amount, deducted on a quarterly basis)	7 Year Holding Period**	2.00%	See Rate Sheet Prospectus Supplement for Current Charges
	10 Year Holding Period	2.00%
	12 Year Holding Period	1.50%
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
Annual Charge if you elect an IPR Reset with a Rider Reset Effective Date on or after February 10, 2025 (for policies applied for on or after February 10, 2025) (calculated as an annualized percentage of the IPR Guaranteed Amount, deducted on a quarterly basis; charge is determined based on Rider Reset Effective Date and not based on the application signature date or the date on which a Rider Reset was requested)	7 Year Holding Period	2.00%	See Rate Sheet Prospectus Supplement for Current Charges
	10 Year Holding Period	2.00%
	12 Year Holding Period	1.50%
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
Annual Charge if you elect an IPR Reset with a Rider Reset Effective Date on or after May 1, 2022 (for policies applied for prior to February 10, 2025) (calculated as an annualized percentage of the IPR Guaranteed Amount, deducted on a quarterly basis; charge is determined based on Rider Reset Effective Date and not based on the application signature date or the date on which a Rider Reset was requested)	7 Year Holding Period	2.00%	See Rate Sheet Prospectus Supplement for Current Charges
	10 Year Holding Period	2.00%
	12 Year Holding Period	1.50%
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
Annual Death Benefit Reset Rider (ADBR) Charge (calculated as an annualized percentage of the ADBR Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), deducted on a quarterly basis).		1.00%	0.25%
**The 7 Year-Holding Period is only available with applications signed on or after November 13, 2023.The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the policy. The expenses may change over time and may be higher or lower in the future. A complete list of Portfolios available under the policy, including their annual expenses, may be found in APPENDIX 1A. Annual Portfolio Expenses
	Minimum	Maximum
Expenses that are deducted from the Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.[1]
Before fee waivers and expense reimbursements	0.37%	1.42%
After fee waivers and expense reimbursements[2]	0.28%	1.34%
1Shown as a percentage of average net assets for the fiscal year ended December 31, 2025.2Fee waivers and expense reimbursements are expected to continue through April 30, 2027 and may be terminated at any time thereafter at the option of the Portfolio company.HISTORICAL CHARGES AND VALUES FOR CERTAIN OPTIONAL BENEFITSCharges for the Investment Preservation Rider for policies with an application signed before February 10, 2025, are as follows:
Annual Charge for IPR (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	Guaranteed Maximum Charge	Current Charge
7 Year Holding Period	2.00%	0.80%
10 Year Holding Period	2.00%	0.70%
12 Year Holding Period	1.50%	0.70%
13 Year Holding Period	1.50%	0.60%
14 Year Holding Period	1.50%	0.55%
15 Year Holding Period	1.50%	0.50%
The IPR Guarantee Amount Percentages for policies with an application signed on or before April 30, 2023 are:
IPR Guarantee Percentages
Holding Period	Percentage
10 Year Holding Period	100%
12 Year Holding Period	100%
13 Year Holding Period	100%
14 Year Holding Period	100%
15 Year Holding Period	100%
The IPR Guarantee Amount Percentages for policies with an application signed on or after May 1, 2023 and before February 10, 2025:
IPR Guarantee Percentages
Holding Period	Percentage
7 Year Holding Period	90%
10 Year Holding Period	105%
12 Year Holding Period	110%
13 Year Holding Period	110%
14 Year Holding Period	110%
15 Year Holding Period	110%

Transaction Expenses [Table Text Block]	Transaction Expenses
Other Transaction Charges	Guaranteed Maximum Charge	Current Charge
Transfer Fee (charged for transfers in excess of 25 in a policy year)	$30	$0
Payments Returned for Insufficient Funds	$20	$0
IPR Termination and Withdrawal Charge (calculated as a percentage of the IPR Guaranteed Amount that exceeds the IPR Free Withdrawal Amount)*	2.00%	2.00%
*Applies during the first three Policy Years and is assessed if the policy owner (i) cancels the IPR; (ii) surrenders the policy; and/or (iii) takes a partial withdrawal in excess of the IPR Free Withdrawal Amount. For variations to the IPR Termination and Withdrawal Charge and IPR Free Withdrawal Amount applicable to policies issued in New York, see APPENDIX 2 – State Variations.
Transfer Fee, Maximum [Dollars]	$ 30
Transfer Fee, Current [Dollars]	$ 0
Annual Contract Expenses [Table Text Block]	ANNUAL CHARGES FOR IPR The current charge for the IPR for policies with an application signed on or after February 10, 2025 is as follows:
Annual Charge for IPR (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	Current Charge
7 Year Holding Period	1.00%
10 Year Holding Period	0.70%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
IPR GUARANTEE PERCENTAGES The IPR Guarantee Percentages currently applicable for determining the Guaranteed Amount under the IPR for policies with an application signed on or after February 10, 2025 are:
Holding Period	Guarantee Percentage
7 Year Holding Period	100%
10 Year Holding Period	110%
12 Year Holding Period	120%
13 Year Holding Period	120%
14 Year Holding Period	130%
15 Year Holding Period	130%
ANNUAL CHARGES FOR IPR RESET ELECTIONS The current charge for the IPR Reset elections (Policies applied for prior to February 10, 2025) with a Rider Reset Effective Date on or after May 1, 2022:
Annual Charge for IPR if you elect an IPR Reset (Policies applied for prior to
February 10, 2025)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
7 Year Holding Period	0.80%
10 Year Holding Period	0.70%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
The current charge for the IPR Reset elections (Policies applied for on or after February 10, 2025) with a Rider Reset Effective Date on or after February 10, 2025:
Annual Charge for IPR if you elect an IPR Reset (Policies applied for on or after
February 10, 2025)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
7 Year Holding Period	1.00%
10 Year Holding Period	0.70%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
The next table describes the fees and expenses that you will pay each year during the time that you own the policy (not including Portfolio fees and expenses or Advisory Fees). If you choose to purchase an optional benefit, you will pay additional charges, as shown below. Annual Policy Expenses Base Policy Charges (Without Optional Benefits)
	Guaranteed Maximum Charge	Current Charge
Base Contract Charges[1]	0.40%	0.40%
1As an annualized percentage of daily Variable Accumulation Value. This charge is reduced to 0.35% if, on a Policy Monthly Anniversary, your Accumulation Value is greater than or equal to $500,000 but less than $1,000,000 and 0.30% if your Accumulation Value is greater than or equal to $1,000,000. This charge will remain in effect until the subsequent Policy Monthly Anniversary. See “CHARGES AND DEDUCTIONS- Annual Policy Expenses - Base Contract Charges” for additional information.Optional Benefit Expenses The following table applies to Optional Benefits currently available for purchase:
		Guaranteed Maximum Charge	Current Charge
Annual Charge for the IPR (calculated as an annualized percentage of the IPR Guaranteed Amount, deducted on a quarterly basis)	7 Year Holding Period**	2.00%	See Rate Sheet Prospectus Supplement for Current Charges
	10 Year Holding Period	2.00%
	12 Year Holding Period	1.50%
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
Annual Charge if you elect an IPR Reset with a Rider Reset Effective Date on or after February 10, 2025 (for policies applied for on or after February 10, 2025) (calculated as an annualized percentage of the IPR Guaranteed Amount, deducted on a quarterly basis; charge is determined based on Rider Reset Effective Date and not based on the application signature date or the date on which a Rider Reset was requested)	7 Year Holding Period	2.00%	See Rate Sheet Prospectus Supplement for Current Charges
	10 Year Holding Period	2.00%
	12 Year Holding Period	1.50%
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
Annual Charge if you elect an IPR Reset with a Rider Reset Effective Date on or after May 1, 2022 (for policies applied for prior to February 10, 2025) (calculated as an annualized percentage of the IPR Guaranteed Amount, deducted on a quarterly basis; charge is determined based on Rider Reset Effective Date and not based on the application signature date or the date on which a Rider Reset was requested)	7 Year Holding Period	2.00%	See Rate Sheet Prospectus Supplement for Current Charges
	10 Year Holding Period	2.00%
	12 Year Holding Period	1.50%
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
Annual Death Benefit Reset Rider (ADBR) Charge (calculated as an annualized percentage of the ADBR Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), deducted on a quarterly basis).		1.00%	0.25%
**The 7 Year-Holding Period is only available with applications signed on or after November 13, 2023.HISTORICAL CHARGES AND VALUES FOR CERTAIN OPTIONAL BENEFITS
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.40%
Base Contract Expense (of Average Account Value), Current [Percent]	0.40%
Base Contract Expense, Footnotes [Text Block]	As an annualized percentage of daily Variable Accumulation Value. This charge is reduced to 0.35% if, on a Policy Monthly Anniversary, your Accumulation Value is greater than or equal to $500,000 but less than $1,000,000 and 0.30% if your Accumulation Value is greater than or equal to $1,000,000. This charge will remain in effect until the subsequent Policy Monthly Anniversary. See “CHARGES AND DEDUCTIONS- Annual Policy Expenses - Base Contract Charges” for additional information.
Annual Portfolio Company Expenses [Table Text Block]	The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the policy. The expenses may change over time and may be higher or lower in the future. A complete list of Portfolios available under the policy, including their annual expenses, may be found in APPENDIX 1A. Annual Portfolio Expenses
	Minimum	Maximum
Expenses that are deducted from the Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.[1]
Before fee waivers and expense reimbursements	0.37%	1.42%
After fee waivers and expense reimbursements[2]	0.28%	1.34%
1Shown as a percentage of average net assets for the fiscal year ended December 31, 2025.2Fee waivers and expense reimbursements are expected to continue through April 30, 2027 and may be terminated at any time thereafter at the option of the Portfolio company.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.[1]
Portfolio Company Expenses Minimum [Percent]	0.37%
Portfolio Company Expenses Maximum [Percent]	1.42%
Portfolio Company Expenses, Footnotes [Text Block]	Shown as a percentage of average net assets for the fiscal year ended December 31, 2025.
Surrender Example [Table Text Block]
	Years
	1 yr	3 yr	5 yr	10 yr
If you surrender your policy at the end of the applicable time period:	$4,601.00	$10,733.82	$15,449.42	$32,108.66

Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,601.00
Surrender Expense, 3 Years, Maximum [Dollars]	10,733.82
Surrender Expense, 5 Years, Maximum [Dollars]	15,449.42
Surrender Expense, 10 Years, Maximum [Dollars]	$ 32,108.66
Annuitize Example [Table Text Block]
If you annuitize at the end of the applicable time period:	$4,601.00	$9,133.82	$15,449.42	$32,108.66

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 4,601.00
Annuitized Expense, 3 Years, Maximum [Dollars]	9,133.82
Annuitized Expense, 5 Years, Maximum [Dollars]	15,449.42
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 32,108.66
No Surrender Example [Table Text Block]
If you do not surrender your policy:	$3,001.00	$9,133.82	$15,449.42	$32,108.66

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,001.00
No Surrender Expense, 3 Years, Maximum [Dollars]	9,133.82
No Surrender Expense, 5 Years, Maximum [Dollars]	15,449.42
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 32,108.66
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Policy
This section is intended to summarize the principal risks of investing in the policy. Market Risk. You can lose money by investing in this policy, including loss of principal. An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the Allocation Options chosen. You bear the risk of any decline in your policy’s value resulting from the performance of the Portfolios you have chosen. Amounts allocated to a Portfolio are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Portfolio’s investments. Each investment option has its own unique risks. For more information about the risks of investing in a particular Portfolio, see that Portfolio's prospectus which can be found online at https://dfinview.com/NewYorkLife/TAHD/premieradvisory. You can also request this information at no cost by calling your investment adviser representative, contacting NYLIAC at 1-800-598-2019 or by sending an email request with your name and mailing address to PremierAdvisoryProspectus@newyorklife.com. You should review the prospectuses for the available Portfolios before making an investment decision. Early Withdrawal Risk. This policy is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. Withdrawals could substantially reduce or even terminate the benefits available under the policy. Withdrawals may also be subject to federal and state income taxes, and tax penalties if the withdrawal is made before the owner attains age 59 ½. In addition, if you purchase the IPR, you may be subject to an IPR Termination and Withdrawal Charge if you make withdrawals in excess of the IPR Free Withdrawal Amount in the first three Policy Years. The benefits of tax deferral and the policy’s living benefit protections also mean the policy is better for investors with a long time horizon. Policy Benefits Risk. Certain benefits under the policy are contingent on several conditions being met. If those conditions are not met you may not realize a benefit from the policy or the optional benefits for which you have been charged a fee. For example: ●You may need to take withdrawals which have the potential to substantially reduce the Standard Death Benefit available under the policy. Withdrawals (excluding withdrawals to pay Advisory Fees in states other than New York), could reduce the value of the Standard Death Benefit by more than the dollar amount of the withdrawal. ●The IPR requires that you hold the policy for a certain number of years (the Holding Period) in order to receive an adjustment to your Accumulation Value, if applicable. If you surrender your policy before the Holding Period is over, you will not receive a benefit under the rider, and you will be assessed an IPR Termination and Withdrawal Charge if the surrender occurs within the first three Policy Years, which can significantly increase your costs under the policy. If you take withdrawals during the Holding Period (not including withdrawals to pay Advisory Fees in states other than New York), the benefit provided by the IPR will be reduced proportionally by any such withdrawals, even if such withdrawals are within the IPR Free Withdrawal Amount. If your Accumulation Value is less than the IPR Guaranteed Amount at the time the withdrawal is requested, the reduction in your Guaranteed Amount will be greater than the dollar amount withdrawn. Please note that such withdrawals will also be subject to an IPR Termination and Withdrawal Charge if they are made within the first three Policy Years and exceed the IPR Free Withdrawal Amount. Accordingly, under certain circumstances, a withdrawal could reduce the value of the IPR Guaranteed Amount by more than the dollar amount of the withdrawal and you may have to pay an extra charge for it. See “CHARGES AND DEDUCTIONS—Transaction Expenses—IPR Termination and Withdrawal Charge” for an example demonstrating when such circumstances could occur. In addition, if you purchase the IPR, you will only be allowed to allocate your premium payments to certain Allocation Options and the DCA Advantage Account, or you will be limited in the amount you can allocate to the Investment Divisions (based on certain thresholds for Asset Allocation Categories). ●The IPR Death Benefit that is payable under the IPR may require that you hold the policy for a certain period of time before the IPR Death Benefit that is payable equals the Guaranteed Amount. If you die prior to the end of that required waiting period, the IPR Death Benefit will be equal to your first policy year premiums less any proportional withdrawals. Additionally, if you elect an IPR Reset, a new waiting period will begin before the Guaranteed Amount is payable as the IPR Death Benefit. If you die prior to the end of the new applicable waiting period, the IPR Death Benefit will be equal to the Accumulation Value as of the Rider Reset Effective Date less any proportional withdrawals. (See DESCRIPTION OF BENEFITS – IPR for more information on IPR Death Benefit calculations.) ●The Annual Death Benefit Reset Rider only provides a benefit if your policy value increases over time. In addition, withdrawals (excluding withdrawals to pay Advisory Fees in states other than New York) will reduce the value of the benefits in proportion to the amount of the withdrawal relative to the total policy value at the time of the withdrawal. If your Accumulation Value is less than the amount guaranteed by the ADBR at the time the withdrawal is requested, the reduction in the death benefit guaranteed by the rider will be greater than the dollar amount withdrawn.Alternatives to the Policy. Other policies or investments may provide more favorable returns or benefits than the policy and may have lower fees and expenses. This policy may not be appropriate for investors who do not wish to have ongoing investment advice and monitoring services from the Investment Adviser. Policy Changes and Investment Restrictions Risk. We limit the number of Investment Divisions you may choose. You may allocate premium payments to up to 18 separate Investment Divisions, as well as the DCA Advantage Account. We reserve the right to limit transfers, and we reserve the right to charge $30 for each transfer when you transfer money to or from the Investment Divisions more than 25 times in a Policy Year. We also reserve the right to terminate certain policy features such as dollar cost averaging and automatic asset rebalancing. We may impose limits on the minimum and maximum amounts that you may invest in the policy or other transaction limits that may limit your use of the policy. In addition, we reserve the right to remove Investment Divisions or substitute Portfolios as investment options that are available under the policy. If you elect the IPR, there are restrictions that limit the investments that you may choose. Amounts invested in accordance with those restrictions may earn a return that is less than the return you might have earned on those amounts in other Investment Divisions had you not been subject to any investment restrictions. See APPENDIX 1B and 1C for a list of the investment options available with the IPR. Potentially Harmful Transfer Activity. This policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers among the Investment Divisions under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners. We have limitations and restrictions on transfer activity, which we apply to all owners of the policy without exception. (See “THE POLICIES–Limits on Transfers” for more information.) We cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other policyowners. Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things: ●Portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective; ●Increased administrative and Fund brokerage expenses; and/or ●Dilution of the interests of long-term investors. A Portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your Request for a transfer. (See “THE POLICIES–Limits on Transfers” for more information on the risks of frequent trading.) Change in Fees and Charges Risk. Deduction of policy fees and charges (including withdrawals to pay Advisory Fees in states other than New York), and optional benefit fees, may result in loss of principal. We reserve the right to increase the fees and charges under the policy and optional benefits up to the maximum guaranteed fees and charges stated on your Policy Data Page. Change in Rates Risk. The crediting rate that we declare for the DCA Advantage Account may be lower than what you would find acceptable. In addition, your investment adviser representative will charge you an Advisory Fee with respect to assets allocated to the DCA Advantage Account. Such fees will effectively reduce the amount of interest you earn on such amounts. Adverse Tax Consequences. There are a number of tax risks that may arise in connection with purchasing the policy. These risks include: (1) the possibility that the Internal Revenue Service (“IRS”) may interpret the rules that apply to variable annuities in a manner that could result in you being treated as the owner of your policy’s pro rata portion of the assets of the Separate Account; (2) the possibility that the IRS may take the position that the policy does not qualify as an annuity for federal tax purposes resulting in the loss of favorable tax treatment accorded your policy; and (3) the possibility of a change in the present federal income tax laws that apply to your policy, or of the current interpretations by the IRS, which may change from time to time without notice, and could have retroactive effects regardless of the date of enactment or publication, as the case may be. Currently, we require you to pay Advisory Fees directly from your policy’s Accumulation Value in states other than New York. See APPENDIX 2 State Variations for information about payment of the Advisory Fee in New York. These Advisory Fees are in addition to policy fees and expenses described in this prospectus. These withdrawals will reduce your Accumulation Value by the amount withdrawn, may reduce your Standard Death Benefit and other optional benefits, and although we do not consider them to be taxable withdrawals, the IRS and state taxing authorities could disagree and these withdrawals may be subject to federal and state income taxes and a 10% federal penalty tax. See “FEDERAL TAX MATTERS—Payment of Investment Advisory Fees” for more information. Insurance Company Risks. Any obligations, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling 1-800-598-2019. Risks Affecting our Administration of Your Policy. NYLIAC’s business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyberattack/ransomware, or current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics or pandemics (“serious infectious disease outbreaks”). These risks are common to all insurers and financial service providers and may materially impact our ability to administer the policy (and to keep policyowner information confidential). (See the SAI “ADDITIONAL INFORMATION ABOUT RISKS (Non-Principal Risks)” for more information.)
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Available Under The Policies
The following tables summarize information about the benefits available under the policy.STANDARD DEATH BENEFIT
(automatically included with the policy)
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Standard Death Benefit	Guarantees your beneficiaries will receive a benefit at least equal to the greatest of: (i) your Accumulation Value or (ii) the Return of Premium Death Benefit.	No additional charge
•Withdrawals, other than
those made to pay
Advisory Fees, could
significantly reduce the
benefit (possibly by an
amount substantially
greater than the actual
amount withdrawn).
•Withdrawals to pay
Advisory Fees (in states
other than New York) will
reduce your Accumulation
Value on a dollar for dollar
basis.

OPTIONAL DEATH BENEFITS AVAILABLE FOR A FEE
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Annual Death Benefit Reset (ADBR) Rider	Provides a new locked-in higher death benefit each year from the Policy Date (“Reset Anniversary”), if your investments increase in value.
Maximum Charge: 1.00%

(Charge calculated as an
annualized percentage of the
ADBR Reset Value as of the
last Policy Anniversary (or as
of the Policy Date if within
the first Policy Year),
deducted quarterly)

•Only available at the time
of application to
policyowners aged 75 or
younger.
•Resets will continue on
Reset Anniversaries until
the Owner (or Annuitant if
the Owner is not a natural
person) is age 85.
•Withdrawals, other than
those made to pay
Advisory Fees (in states
other than New York),
could significantly reduce
the benefit (possibly by an
amount substantially
greater than the actual
amount withdrawn).
•Withdrawals to pay
Advisory Fees (in states
other than New York) will
reduce your Accumulation
Value on a dollar-for-dollar
basis.
•You cannot cancel the rider

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
without surrendering the policy. •The rider is not available for Inherited Non-Qualified policies.
IPR – Advisory Death Benefit
A death benefit that is
available if you purchase the
IPR. The IPR guarantees
that your beneficiaries will
receive the greater of: (i) the
Standard Death Benefit;
(ii) any death benefit
available under any other
rider attached to your policy;
or (iii) the IPR Death Benefit.
Maximum Charge: 2.00% (as an annualized percentage of the amount that is guaranteed)
•Only available at the time
of application.
•The IPR Death Benefit that
is payable under the IPR
may require that the Owner
hold the policy for a
minimum waiting period
before the IPR Death
Benefit equals the
Guaranteed Amount under
the IPR. If the Owner dies
prior to the end of that
required waiting period, the
IPR Death Benefit will be
equal to the first policy year
premiums less any
proportional withdrawals.
(See DESCRIPTION OF
BENEFITS – IPR for more
information on IPR Death
Benefit calculations.)
•Similarly, if an IPR Reset is
elected, a new waiting
period, as applicable, will
begin before the
Guaranteed Amount is
payable as the IPR Death
Benefit. If the Owner dies
prior to the end of the new
applicable waiting period,
the IPR Death Benefit will
be equal to the
Accumulation Value as of
the Rider Reset Effective
Date less any proportional
withdrawals.
•Only payable if the
Owner’s spouse does not
elect to continue the policy
pursuant to its spousal
continuance option. If the
Owner’s spouse elects to
continue the policy, the IPR
will continue and the IPR
Death Benefit will not be
paid.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS

•See the next table
“OPTIONAL LIVING
BENEFITS AVAILABLE
FOR A FEE—IPR –
Advisory” for more
information about the
restrictions and limitations
applicable to the IPR.
•Not available in certain
jurisdictions. See
APPENDIX 2 – State
Variations

OPTIONAL LIVING BENEFITS AVAILABLE FOR A FEE
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
IPR - Advisory
Protects a percentage of
your investment from loss for
a specified Holding Period. If,
after a specified Holding
Period, your Accumulation
Value is less than the amount
guaranteed, we will make a
one-time increase to your
Accumulation Value to make
it equal to the IPR
Guaranteed Amount.

You may request to reset the
IPR Guaranteed Amount (an
IPR Reset) under certain
circumstances.

In most jurisdictions, includes
an IPR Death Benefit which
is payable upon the death of
the Owner if the Owner’s
spouse does not elect to
continue the policy.

Maximum Charge: 2.00%

(as an annualized
percentage of the amount
that is guaranteed)

Maximum IPR Termination
and Withdrawal Charge:
2.00%. (For the Termination
and Withdrawal Charge
Percentage applicable in
New York, see APPENDIX 2
– State Variations.)

•Only available at the time
of application.
•You should not select this
rider unless you intend to
keep the policy for at least
as long as the Holding
Period you’ve selected.
•This rider provides no
benefit if you surrender the
policy before the end of the
Holding Period.
•Restricts the availability of
certain investment options.
•Premium payments are
only permitted (a) in the
first Policy Year or (b) after
a specified Holding Period.
•Withdrawals, other than
those taken to pay
Advisory Fees in states
other than New York, could
significantly reduce the
benefit (possibly by an
amount substantially
greater than the actual
amount withdrawn). During
the first three Policy Years,
if you take a withdrawal in
excess of the IPR Free
Withdrawal Amount, other
than a withdrawal in
connection with a partial
annuitization, you will incur
an IPR Termination and

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS

Withdrawal Charge.
•Deductions to pay Advisory
Fees (in states other than
New York) will reduce your
Accumulation Value on a
dollar-for-dollar basis.
•An IPR Reset starts a new
Holding Period. New
annual charges and
Termination and
Withdrawal Charges may
apply after you elect an
IPR Reset.
•IPR Reset rights may be
suspended or discontinued
and are subject to age
limits
•Only available to policy
owners aged 75 or
younger.
•The rider is not available
for Inherited IRA, Inherited
Roth IRA, or Inherited
Non-Qualified policies.

OTHER OPTIONAL BENEFITS INCLUDED WITH ALL POLICIES AT NO ADDITIONAL COST
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Automatic Asset Rebalancing	Automatically rebalances your Variable Accumulation Value (either quarterly, semi–annually, or annually) to maintain the percentage allocated to each Investment Division at a pre–set level.	None	•Cannot be used with the traditional Dollar Cost Averaging option. •You must have a minimum Accumulation Value of $2,500 to elect this option, and a minimum of $2,500 to continue it as scheduled.
Traditional Dollar Cost Averaging	Automatically transfers a specific amount of money from any Investment Division to any combination of Investment Divisions at set intervals.	None
•Cannot be used with the
Automatic Asset
Rebalancing option, or with
an investment preservation
rider.
•You must have a minimum
Accumulation Value of
$2,500 to elect this option,
and a minimum of $2,000
to continue as scheduled.

The DCA Advantage Account	Allows you to set up automatic dollar cost averaging using the DCA	None	•DCA Advantage Account duration may not extend beyond the Annuity
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS

Advantage Account when
you make an initial premium
payment or a subsequent
premium payment of at least
$2,000. The DCA Advantage
Account transfers amounts
automatically to the
Investment Divisions you
choose in up to six monthly
increments and pays you
interest on amounts
remaining in the DCA
Advantage Account.

Commencement Date.
•You may not have more
than one DCA Advantage
Account open at the same
time.
•You must allocate a
minimum of $2,000 to the
DCA Advantage Account,
any premium payment less
than $2,000 will be
allocated directly to the
Investment Divisions in
accordance with the
instructions we have on
file.
•You cannot make transfers
into the DCA Advantage
Account from any
Allocation Option.
•The annual effective
interest rate for the DCA
Advantage Account shown
on your Policy Data Page
applies only to your initial
premium payment. Interest
rates applied to
subsequent premium
payments allocated to the
DCA Advantage Account
may differ.
•The benefits payable under
the DCA Advantage
Account (including principal
and interest) are payable
from NYLIAC’s general
account and are subject to
its claims-paying ability.

Benefits Available [Table Text Block]
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Standard Death Benefit	Guarantees your beneficiaries will receive a benefit at least equal to the greatest of: (i) your Accumulation Value or (ii) the Return of Premium Death Benefit.	No additional charge
•Withdrawals, other than
those made to pay
Advisory Fees, could
significantly reduce the
benefit (possibly by an
amount substantially
greater than the actual
amount withdrawn).
•Withdrawals to pay
Advisory Fees (in states
other than New York) will
reduce your Accumulation
Value on a dollar for dollar
basis.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Annual Death Benefit Reset (ADBR) Rider	Provides a new locked-in higher death benefit each year from the Policy Date (“Reset Anniversary”), if your investments increase in value.
Maximum Charge: 1.00%

(Charge calculated as an
annualized percentage of the
ADBR Reset Value as of the
last Policy Anniversary (or as
of the Policy Date if within
the first Policy Year),
deducted quarterly)

•Only available at the time
of application to
policyowners aged 75 or
younger.
•Resets will continue on
Reset Anniversaries until
the Owner (or Annuitant if
the Owner is not a natural
person) is age 85.
•Withdrawals, other than
those made to pay
Advisory Fees (in states
other than New York),
could significantly reduce
the benefit (possibly by an
amount substantially
greater than the actual
amount withdrawn).
•Withdrawals to pay
Advisory Fees (in states
other than New York) will
reduce your Accumulation
Value on a dollar-for-dollar
basis.
•You cannot cancel the rider

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
without surrendering the policy. •The rider is not available for Inherited Non-Qualified policies.
IPR – Advisory Death Benefit
A death benefit that is
available if you purchase the
IPR. The IPR guarantees
that your beneficiaries will
receive the greater of: (i) the
Standard Death Benefit;
(ii) any death benefit
available under any other
rider attached to your policy;
or (iii) the IPR Death Benefit.
Maximum Charge: 2.00% (as an annualized percentage of the amount that is guaranteed)
•Only available at the time
of application.
•The IPR Death Benefit that
is payable under the IPR
may require that the Owner
hold the policy for a
minimum waiting period
before the IPR Death
Benefit equals the
Guaranteed Amount under
the IPR. If the Owner dies
prior to the end of that
required waiting period, the
IPR Death Benefit will be
equal to the first policy year
premiums less any
proportional withdrawals.
(See DESCRIPTION OF
BENEFITS – IPR for more
information on IPR Death
Benefit calculations.)
•Similarly, if an IPR Reset is
elected, a new waiting
period, as applicable, will
begin before the
Guaranteed Amount is
payable as the IPR Death
Benefit. If the Owner dies
prior to the end of the new
applicable waiting period,
the IPR Death Benefit will
be equal to the
Accumulation Value as of
the Rider Reset Effective
Date less any proportional
withdrawals.
•Only payable if the
Owner’s spouse does not
elect to continue the policy
pursuant to its spousal
continuance option. If the
Owner’s spouse elects to
continue the policy, the IPR
will continue and the IPR
Death Benefit will not be
paid.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS

•See the next table
“OPTIONAL LIVING
BENEFITS AVAILABLE
FOR A FEE—IPR –
Advisory” for more
information about the
restrictions and limitations
applicable to the IPR.
•Not available in certain
jurisdictions. See
APPENDIX 2 – State
Variations

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
IPR - Advisory
Protects a percentage of
your investment from loss for
a specified Holding Period. If,
after a specified Holding
Period, your Accumulation
Value is less than the amount
guaranteed, we will make a
one-time increase to your
Accumulation Value to make
it equal to the IPR
Guaranteed Amount.

You may request to reset the
IPR Guaranteed Amount (an
IPR Reset) under certain
circumstances.

In most jurisdictions, includes
an IPR Death Benefit which
is payable upon the death of
the Owner if the Owner’s
spouse does not elect to
continue the policy.

Maximum Charge: 2.00%

(as an annualized
percentage of the amount
that is guaranteed)

Maximum IPR Termination
and Withdrawal Charge:
2.00%. (For the Termination
and Withdrawal Charge
Percentage applicable in
New York, see APPENDIX 2
– State Variations.)

•Only available at the time
of application.
•You should not select this
rider unless you intend to
keep the policy for at least
as long as the Holding
Period you’ve selected.
•This rider provides no
benefit if you surrender the
policy before the end of the
Holding Period.
•Restricts the availability of
certain investment options.
•Premium payments are
only permitted (a) in the
first Policy Year or (b) after
a specified Holding Period.
•Withdrawals, other than
those taken to pay
Advisory Fees in states
other than New York, could
significantly reduce the
benefit (possibly by an
amount substantially
greater than the actual
amount withdrawn). During
the first three Policy Years,
if you take a withdrawal in
excess of the IPR Free
Withdrawal Amount, other
than a withdrawal in
connection with a partial
annuitization, you will incur
an IPR Termination and

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS

Withdrawal Charge.
•Deductions to pay Advisory
Fees (in states other than
New York) will reduce your
Accumulation Value on a
dollar-for-dollar basis.
•An IPR Reset starts a new
Holding Period. New
annual charges and
Termination and
Withdrawal Charges may
apply after you elect an
IPR Reset.
•IPR Reset rights may be
suspended or discontinued
and are subject to age
limits
•Only available to policy
owners aged 75 or
younger.
•The rider is not available
for Inherited IRA, Inherited
Roth IRA, or Inherited
Non-Qualified policies.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Automatic Asset Rebalancing	Automatically rebalances your Variable Accumulation Value (either quarterly, semi–annually, or annually) to maintain the percentage allocated to each Investment Division at a pre–set level.	None	•Cannot be used with the traditional Dollar Cost Averaging option. •You must have a minimum Accumulation Value of $2,500 to elect this option, and a minimum of $2,500 to continue it as scheduled.
Traditional Dollar Cost Averaging	Automatically transfers a specific amount of money from any Investment Division to any combination of Investment Divisions at set intervals.	None
•Cannot be used with the
Automatic Asset
Rebalancing option, or with
an investment preservation
rider.
•You must have a minimum
Accumulation Value of
$2,500 to elect this option,
and a minimum of $2,000
to continue as scheduled.

The DCA Advantage Account	Allows you to set up automatic dollar cost averaging using the DCA	None	•DCA Advantage Account duration may not extend beyond the Annuity
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS

Advantage Account when
you make an initial premium
payment or a subsequent
premium payment of at least
$2,000. The DCA Advantage
Account transfers amounts
automatically to the
Investment Divisions you
choose in up to six monthly
increments and pays you
interest on amounts
remaining in the DCA
Advantage Account.

Commencement Date.
•You may not have more
than one DCA Advantage
Account open at the same
time.
•You must allocate a
minimum of $2,000 to the
DCA Advantage Account,
any premium payment less
than $2,000 will be
allocated directly to the
Investment Divisions in
accordance with the
instructions we have on
file.
•You cannot make transfers
into the DCA Advantage
Account from any
Allocation Option.
•The annual effective
interest rate for the DCA
Advantage Account shown
on your Policy Data Page
applies only to your initial
premium payment. Interest
rates applied to
subsequent premium
payments allocated to the
DCA Advantage Account
may differ.
•The benefits payable under
the DCA Advantage
Account (including principal
and interest) are payable
from NYLIAC’s general
account and are subject to
its claims-paying ability.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix 1AInvestment Options Available Under the PolicyThe following is a list of Portfolios available under the policy, which is subject to change, as discussed in the prospectus. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/premieradvisory. You can also request this information at no cost by calling the VPSC at 1-800-598-2019 or by sending an email request with your name and mailing address to PremierAdvisoryProspectus@newyorklife.com. The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy or the Investment Advisor may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. If you purchased the IPR, you may not be able to invest in certain Portfolios. Your available allocation options are listed in APPENDIX 1B and Appendix 1C.
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Large Cap Equity	NYLIM VP American Century Large Cap Equity (formerly NYLI VP American Century Sustainable Equity) — Service Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Subadviser: American Century Investment Management, Inc.	0.93%	11.06%	13.68%	11.58%
Asset Allocation	NYLIM VP Balanced (formerly NYLI VP Balanced) — Service Class Adviser: New York Life Investments / Subadvisers: NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)	0.97%	11.16%	7.14%	7.04%
Investment Grade Bond	NYLIM VP Bond (formerly NYLI VP Bond) — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.80%	6.57%	(0.88)%	1.71%
Sector	NYLIM VP CBRE Global Infrastructure (formerly NYLI VP CBRE Global Infrastructure) — Service Class Adviser: New York Life Investments / Subadviser: CBRE Investment Management Listed Real Assets LLC	1.20%	15.31%	6.79%	2.39%
Asset Allocation	NYLIM VP Conservative Allocation (formerly NYLI VP Conservative Allocation) — Service Class Adviser: New York Life Investments	0.80%	9.29%	3.67%	5.14%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Large Cap Equity	NYLIM VP Dimensional U.S. Equity (formerly NYLI VP Dimensional U.S. Equity) — Service Class Adviser: New York Life Investments / Subadviser: Dimensional Fund Advisors LP	0.79%	13.46%	12.11%	12.40%
Large Cap Equity	NYLIM VP Epoch U.S. Equity Yield (formerly NYLI VP Epoch U.S. Equity Yield) — Service Class Adviser: New York Life Investments / Subadviser: Epoch Investment Partners, Inc. (“Epoch”)	0.93%	13.96%	11.74%	9.69%
Asset Allocation	NYLIM VP Equity Allocation (formerly NYLI VP Equity Allocation) — Service Class Adviser: New York Life Investments	0.94%	13.69%	7.90%	9.07%
Sector	NYLIM VP Fidelity Institutional AM® Utilities (formerly NYLI VP Fidelity Institutional AM® Utilities) — Service Class Adviser: New York Life Investments / Subadviser: FIAM LLC (“FIAM”)	0.93%	13.50%	12.06%	10.69%
Non-Investment Grade Bond	NYLIM VP Floating Rate (formerly NYLI VP Floating Rate) — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.89%	4.86%	5.16%	4.74%
Asset Allocation	NYLIM VP Growth Allocation (formerly NYLI VP Growth Allocation) — Service Class Adviser: New York Life Investments	0.89%	12.24%	7.06%	8.05%
Alternatives	NYLIM VP Hedge Multi-Strategy (formerly NYLI VP Hedge Multi-Strategy) — Service Class Adviser: New York Life Investments	1.26%	7.78%	2.67%	1.81%
Asset Allocation	NYLIM VP Income Builder (formerly NYLI VP Income Builder) — Service Class Adviser: New York Life Investments / Subadvisers: Epoch and MacKay Shields LLC (“MacKay”)	0.88%	16.70%	6.29%	7.13%
Asset Allocation	NYLIM VP Janus Henderson Balanced (formerly NYLI VP Janus Henderson Balanced) — Service Class Adviser: New York Life Investments / Subadviser: Janus Henderson Investors US LLC (“Janus Henderson”)	0.83%	14.76	8.30%	9.91%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Non-Investment Grade Bond	NYLIM VP MacKay Convertible (formerly NYLI VP MacKay Convertible) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.84%	16.11%	5.34%	10.10%
Non-Investment Grade Bond	NYLIM VP MacKay High Yield Corporate Bond (formerly NYLI VP MacKay High Yield Corporate Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.84%	6.60%	4.18%	5.87%
Non-Investment Grade Bond	NYLIM VP MacKay Strategic Bond (formerly NYLI VP MacKay Strategic Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.90%	8.60%	3.73%	4.14%
Investment Grade Bond	NYLIM VP MacKay U.S. Infrastructure Bond (formerly NYLI VP MacKay U.S. Infrastructure Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.82%	8.17%	(0.15)%	1.13%
Large Cap Equity	NYLIM VP MFS® Investors Trust (formerly NYLI VP MFS® Investors Trust) — Service Class Adviser: New York Life Investments / Subadviser: Massachusetts Financial Services Company (“MFS”)	1.00%	N/A	N/A	N/A
Large Cap Equity	NYLIM VP MFS® Research (formerly NYLI VP MFS® Research) — Service Class Adviser: New York Life Investments / Subadviser: MFS	1.01%	N/A	N/A	N/A
Asset Allocation	NYLIM VP Moderate Allocation (formerly NYLI VP Moderate Allocation) — Service Class Adviser: New York Life Investments	0.83%	11.02%	5.36%	6.61%
Sector	NYLIM VP Natural Resources (formerly NYLI VP Natural Resources) — Initial Class Adviser: New York Life Investments / Subadviser: Newton Investment Management North America, LLC ("NIMNA")	0.85%	15.20%	17.27%	10.88%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Sector	NYLIM VP Newton Technology Growth (formerly NYLI VP Newton Technology Growth) — Service Class Adviser: New York Life Investments / Subadviser: NIMNA	1.03%	N/A	N/A	N/A
Investment Grade Bond	NYLIM VP PIMCO Real Return (formerly NYLI VP PIMCO Real Return) — Service Class Adviser: New York Life Investments / Subadviser: Pacific Investment Management Company LLC (“PIMCO”)	1.34%	7.89%	1.11%	3.03%
International/ Global Equity	NYLIM VP PineStone International Equity (formerly NYLI VP PineStone International Equity) — Service Class Adviser: New York Life Investments / Subadviser: PineStone Asset Management Inc.	1.11%	12.01%	(0.05)%	5.18%
Large Cap Equity	NYLIM VP S&P 500 Index (formerly NYLI VP S&P 500 Index) — Service Class Adviser: New York Life Investments	0.37%	17.43%	14.00%	14.34%
Small/Mid Cap Equity	NYLIM VP Schroders Mid Cap Opportunities (formerly NYLI VP Schroders Mid Cap Opportunities) — Service Class Adviser: New York Life Investments / Subadviser: Schroder Investment Management North America Inc.	1.08%	7.00%	4.79%	7.12%
Small/Mid Cap Equity	NYLIM VP Small Cap Growth (formerly NYLI VP Small Cap Growth) — Service Class Adviser: New York Life Investments / Subadvisers: Brown Advisory LLC and Segall Bryant & Hamill, LLC	1.11%	4.63%	1.38%	8.68%
Money Market	NYLIM VP U.S. Government Money Market (formerly NYLI VP U.S. Government Money Market) — Initial Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.28%	4.05%	3.02%	1.89%
Small/Mid Cap Equity	NYLIM VP Wellington Small Cap (formerly NYLI VP Wellington Small Cap) — Service Class Adviser: New York Life Investments / Subadviser: Wellington	1.00%	9.26%	5.66%	7.15%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Large Cap Equity	NYLIM VP Winslow Large Cap Growth (formerly NYLI VP Winslow Large Cap Growth) — Service Class Adviser: New York Life Investments / Subadviser: Winslow Capital Management, LLC	1.00%	14.07%	12.41%	15.85%
Large Cap Equity	AB VPS Relative Value Portfolio — Class B Adviser: AllianceBernstein L.P.	0.84%	10.20%	11.15%	10.30%
Asset Allocation	American Funds® IS Asset Allocation Fund — Class 4 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.79%	15.59%	8.70%	9.50%
Investment Grade Bond	American Funds® IS The Bond Fund of America® — Class 4 Adviser: CRMC	0.72%	6.98%	(0.38)%	2.11%
Investment Grade Bond	American Funds® IS Capital World Bond Fund® — Class 4 Adviser: CRMC	0.98%	9.03%	(2.76)%	0.97%
Large Cap Equity	American Funds® IS Growth Fund — Class 4 Adviser: CRMC	0.83%	19.93%	13.09%	17.67%
Large Cap Equity	American Funds® IS Growth-Income Fund — Class 4 Adviser: CRMC	0.78%	17.77%	13.62%	13.63%
International/ Global Equity	American Funds® IS New World Fund® — Class 4 Adviser: CRMC	1.07%	27.92%	5.06%	8.98%
International/ Global Equity	American Funds® IS SMALLCAP World Fund® (formerly American Funds® IS Global Small Capitalization Fund) — Class 4 Adviser: CRMC	1.15%	14.33%	0.23%	6.96%
Investment Grade Bond	American Funds® IS U.S. Government Securities Fund® — Class 4 Adviser: CRMC	0.75%	7.54%	(0.49)%	1.45%
Large Cap Equity	American Funds® IS Washington Mutual Investors Fund — Class 4 Adviser: CRMC	0.75%	16.90%	13.60%	12.08%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Asset Allocation	BlackRock® Global Allocation V.I. Fund — Class III Adviser: BlackRock Advisors, LLC (“BlackRock”) / Subadvisers: BlackRock (Singapore) Limited and BlackRock International Limited	1.01%	19.42%	5.51%	7.33%
Non-Investment Grade Bond	BlackRock® High Yield V.I. Fund — Class III Adviser: BlackRock / Subadviser: BlackRock International Limited	0.78%	9.09%	4.57%	6.07%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: Newton Investment Management Limited	0.91%	15.67%	11.65%	13.27%
Non-Investment Grade Bond	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2 Adviser: Columbia Management Investment Advisers, LLC (“Columbia”)	1.00%	12.65%	1.47%	4.03%
Investment Grade Bond	Columbia Variable Portfolio — Intermediate Bond Fund — Class 2 Adviser: Columbia	0.77%	8.84%	(0.68)%	2.52%
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Cap Value Discovery Fund (formerly Columbia Variable Portfolio — Small Cap Value Fund) — Class 2 Adviser: Columbia	1.13%	14.66%	12.19%	11.20%
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Company Growth Fund — Class 2 Adviser Columbia	1.12%	21.69%	3.32%	14.89%
Alternatives	DWS Alternative Asset Allocation VIP — Class B Adviser: DWS Investment Management Americas Inc. / Subadviser: RREEF America LLC	1.31%	10.03%	4.88%	4.52%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio — Service Class 2 Adviser: Fidelity Management & Research Company LLC (“FMR”) / Subadvisers: Other investment advisers	0.39%	6.76%	(0.81)%	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.79%	21.24%	15.08%	15.49%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
International/ Global Equity	Fidelity® VIP Emerging Markets Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	1.12%	40.79%	5.62%	10.66%
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.71%	18.75%	12.13%	11.32%
Small/Mid Cap Equity	Fidelity® VIP Extended Market Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode Capital Management, LLC (“Geode”)	0.37%	12.03%	7.75%	N/A
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Service Class Adviser: FMR	0.63%	15.71%	6.67%	8.19%
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.81%	21.73%	11.04%	19.64%
Sector	Fidelity® VIP Health Care Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.84%	14.10%	3.92%	N/A
International/ Global Equity	Fidelity® VIP International Capital Appreciation Portfolio — Service Class 2 Adviser: FMR / Subadvisers: FIL Investment Advisors	1.02%	18.36%	5.99%	9.53%
International/ Global Equity	Fidelity® VIP International Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode	0.41%	32.82%	7.76%	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.62%	6.93%	(0.21)%	2.45%
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.80%	11.49%	9.83%	10.31%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Sector	Franklin Gold and Precious Metals VIP Fund — Class 2 Adviser: Franklin Advisers, Inc. (“Franklin Advisers”)	0.95%	N/A	N/A	N/A
Asset Allocation	Franklin Templeton Aggressive Model Portfolio — Class II Adviser: Franklin Templeton Fund Adviser, LLC (“FTFA”) / Subadviser: Franklin Advisers	0.88%	17.04%	10.14%	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.82%	15.01%	7.87%	N/A
Asset Allocation	Franklin Templeton Moderate Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.82%	13.18%	6.49%	N/A
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.82%	11.51%	4.91%	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.85%	9.04%	2.65%	N/A
International/ Global Equity	Goldman Sachs VIT International Equity Insights Fund — Services Adviser: Goldman Sachs Asset Management, L.P.	1.05%	5.80%	5.19%	4.61%
International/ Global Equity	Invesco V.I. EQV International Equity Fund — Series II Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	1.15%	16.23%	3.42%	5.95%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund® — Series II Shares Adviser: Invesco	1.09%	8.44%	8.07%	10.31%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio — Service Shares Adviser: Janus Henderson	0.97%	7.41%	7.35%	12.51%
International/ Global Equity	Janus Henderson Global Research Portfolio — Service Shares Adviser: Janus Henderson	1.07%	20.60%	12.23%	12.64%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Investment Grade Bond	Lord Abbett Series Fund, Inc. — Short Duration Income Portfolio — Class VC Adviser: Lord, Abbett, & Co. LLC	0.72%	5.90%	2.25%	2.62%
Large Cap Equity	LVIP ClearBridge Appreciation Fund (formerly ClearBridge Variable Appreciation Portfolio) — Service Class Adviser: Lincoln Financial Investments Corporation / Subadviser:ClearBridge Investments, LLC	0.95%	14.19%	12.44%	13.05%
International Equity	MFS® International Intrinsic Equity Portfolio (formerly MFS® International Intrinsic Value Portfolio) — Service Class Adviser: MFS	1.14%	32.96%	7.02%	9.68%
Mid Cap Equity	MFS® Mid Cap Value Portfolio — Service Class Adviser: MFS	1.04%	5.75%	9.90%	9.69%
International/ Global Equity	MFS® Research International Portfolio — Service Class Adviser: MFS	1.15%	21.75%	5.25%	7.27%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S Adviser: Neuberger Berman Investment Advisers LLC	1.11%	5.23%	4.27%	10.71%
Small/Mid Cap Equity	Nomura VIP Small Cap Value Series (formerly Macquarie VIP Small Cap Value Series) — Service Class Adviser: Delaware Management Company, a series of Nomura Investment Management Business Trust	1.04%	7.83%	8.93%	8.84%
Investment Grade Bond	PIMCO VIT Income Portfolio — Advisor Class Adviser: PIMCO	1.02%	10.08%	3.31%	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class Adviser: PIMCO	1.19%	3.85%	0.93%	2.78%
Investment Grade Bond	PIMCO VIT Low Duration Portfolio — Advisor Class Adviser: PIMCO	0.76%	5.42%	1.47%	1.69%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Investment Grade Bond	PIMCO VIT Short-Term Portfolio — Advisor Class Adviser: PIMCO	0.75%	4.57%	3.14%	2.65%
Investment Grade Bond	PIMCO VIT Total Return Portfolio — Advisor Class Adviser: PIMCO	0.83%	8.78%	(0.08)%	2.26%
Sector	Principal VC Real Estate Securities Account — Class 2 Adviser: Principal Global Investors, LLC / Subadviser: Principal Real Estate Investors, LLC	1.03%	0.92%	4.61%	5.67%
International/ Global Equity	Putnam VT International Value Fund — Class IB Adviser: Putnam Investment Management, LLC / Subadvisers: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC	1.06%	34.68%	12.49%	8.86%
Large Cap Equity	Voya Growth and Income Portfolio — Class S Adviser: Voya Investments, LLC (“Voya”) / Subadviser: Voya Investment Management Co. LLC (“VIM”)	0.92%	17.94%	15.18%	14.33%
Investment Grade Bond	Voya Intermediate Bond Portfolio — Class S Adviser: Voya / Subadviser: VIM	0.80%	7.46%	(0.09)%	2.42%
Investment Grade Bond	Western Asset Core Plus VIT Portfolio — Class II+ Adviser: FTFA / Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd.; and Western Asset Management Company Pte. Ltd.	0.79%	7.69%	(1.67)%	1.85%
*Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2027 and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Portfolio for the year ended December 31, 2025 reflect temporary fee reductions under such an arrangement.+Closed for all policyowners who were not invested in the Investment Division on May 1, 2026, and closed for policyowners if all your Accumulation Value is removed from the Investment Division on or after May 1, 2026.
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of Portfolios available under the policy, which is subject to change, as discussed in the prospectus. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/premieradvisory. You can also request this information at no cost by calling the VPSC at 1-800-598-2019 or by sending an email request with your name and mailing address to PremierAdvisoryProspectus@newyorklife.com. The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy or the Investment Advisor may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. If you purchased the IPR, you may not be able to invest in certain Portfolios. Your available allocation options are listed in APPENDIX 1B and Appendix 1C.
Portfolio Companies [Table Text Block]
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Large Cap Equity	NYLIM VP American Century Large Cap Equity (formerly NYLI VP American Century Sustainable Equity) — Service Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Subadviser: American Century Investment Management, Inc.	0.93%	11.06%	13.68%	11.58%
Asset Allocation	NYLIM VP Balanced (formerly NYLI VP Balanced) — Service Class Adviser: New York Life Investments / Subadvisers: NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)	0.97%	11.16%	7.14%	7.04%
Investment Grade Bond	NYLIM VP Bond (formerly NYLI VP Bond) — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.80%	6.57%	(0.88)%	1.71%
Sector	NYLIM VP CBRE Global Infrastructure (formerly NYLI VP CBRE Global Infrastructure) — Service Class Adviser: New York Life Investments / Subadviser: CBRE Investment Management Listed Real Assets LLC	1.20%	15.31%	6.79%	2.39%
Asset Allocation	NYLIM VP Conservative Allocation (formerly NYLI VP Conservative Allocation) — Service Class Adviser: New York Life Investments	0.80%	9.29%	3.67%	5.14%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Large Cap Equity	NYLIM VP Dimensional U.S. Equity (formerly NYLI VP Dimensional U.S. Equity) — Service Class Adviser: New York Life Investments / Subadviser: Dimensional Fund Advisors LP	0.79%	13.46%	12.11%	12.40%
Large Cap Equity	NYLIM VP Epoch U.S. Equity Yield (formerly NYLI VP Epoch U.S. Equity Yield) — Service Class Adviser: New York Life Investments / Subadviser: Epoch Investment Partners, Inc. (“Epoch”)	0.93%	13.96%	11.74%	9.69%
Asset Allocation	NYLIM VP Equity Allocation (formerly NYLI VP Equity Allocation) — Service Class Adviser: New York Life Investments	0.94%	13.69%	7.90%	9.07%
Sector	NYLIM VP Fidelity Institutional AM® Utilities (formerly NYLI VP Fidelity Institutional AM® Utilities) — Service Class Adviser: New York Life Investments / Subadviser: FIAM LLC (“FIAM”)	0.93%	13.50%	12.06%	10.69%
Non-Investment Grade Bond	NYLIM VP Floating Rate (formerly NYLI VP Floating Rate) — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.89%	4.86%	5.16%	4.74%
Asset Allocation	NYLIM VP Growth Allocation (formerly NYLI VP Growth Allocation) — Service Class Adviser: New York Life Investments	0.89%	12.24%	7.06%	8.05%
Alternatives	NYLIM VP Hedge Multi-Strategy (formerly NYLI VP Hedge Multi-Strategy) — Service Class Adviser: New York Life Investments	1.26%	7.78%	2.67%	1.81%
Asset Allocation	NYLIM VP Income Builder (formerly NYLI VP Income Builder) — Service Class Adviser: New York Life Investments / Subadvisers: Epoch and MacKay Shields LLC (“MacKay”)	0.88%	16.70%	6.29%	7.13%
Asset Allocation	NYLIM VP Janus Henderson Balanced (formerly NYLI VP Janus Henderson Balanced) — Service Class Adviser: New York Life Investments / Subadviser: Janus Henderson Investors US LLC (“Janus Henderson”)	0.83%	14.76	8.30%	9.91%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Non-Investment Grade Bond	NYLIM VP MacKay Convertible (formerly NYLI VP MacKay Convertible) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.84%	16.11%	5.34%	10.10%
Non-Investment Grade Bond	NYLIM VP MacKay High Yield Corporate Bond (formerly NYLI VP MacKay High Yield Corporate Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.84%	6.60%	4.18%	5.87%
Non-Investment Grade Bond	NYLIM VP MacKay Strategic Bond (formerly NYLI VP MacKay Strategic Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.90%	8.60%	3.73%	4.14%
Investment Grade Bond	NYLIM VP MacKay U.S. Infrastructure Bond (formerly NYLI VP MacKay U.S. Infrastructure Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.82%	8.17%	(0.15)%	1.13%
Large Cap Equity	NYLIM VP MFS® Investors Trust (formerly NYLI VP MFS® Investors Trust) — Service Class Adviser: New York Life Investments / Subadviser: Massachusetts Financial Services Company (“MFS”)	1.00%	N/A	N/A	N/A
Large Cap Equity	NYLIM VP MFS® Research (formerly NYLI VP MFS® Research) — Service Class Adviser: New York Life Investments / Subadviser: MFS	1.01%	N/A	N/A	N/A
Asset Allocation	NYLIM VP Moderate Allocation (formerly NYLI VP Moderate Allocation) — Service Class Adviser: New York Life Investments	0.83%	11.02%	5.36%	6.61%
Sector	NYLIM VP Natural Resources (formerly NYLI VP Natural Resources) — Initial Class Adviser: New York Life Investments / Subadviser: Newton Investment Management North America, LLC ("NIMNA")	0.85%	15.20%	17.27%	10.88%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Sector	NYLIM VP Newton Technology Growth (formerly NYLI VP Newton Technology Growth) — Service Class Adviser: New York Life Investments / Subadviser: NIMNA	1.03%	N/A	N/A	N/A
Investment Grade Bond	NYLIM VP PIMCO Real Return (formerly NYLI VP PIMCO Real Return) — Service Class Adviser: New York Life Investments / Subadviser: Pacific Investment Management Company LLC (“PIMCO”)	1.34%	7.89%	1.11%	3.03%
International/ Global Equity	NYLIM VP PineStone International Equity (formerly NYLI VP PineStone International Equity) — Service Class Adviser: New York Life Investments / Subadviser: PineStone Asset Management Inc.	1.11%	12.01%	(0.05)%	5.18%
Large Cap Equity	NYLIM VP S&P 500 Index (formerly NYLI VP S&P 500 Index) — Service Class Adviser: New York Life Investments	0.37%	17.43%	14.00%	14.34%
Small/Mid Cap Equity	NYLIM VP Schroders Mid Cap Opportunities (formerly NYLI VP Schroders Mid Cap Opportunities) — Service Class Adviser: New York Life Investments / Subadviser: Schroder Investment Management North America Inc.	1.08%	7.00%	4.79%	7.12%
Small/Mid Cap Equity	NYLIM VP Small Cap Growth (formerly NYLI VP Small Cap Growth) — Service Class Adviser: New York Life Investments / Subadvisers: Brown Advisory LLC and Segall Bryant & Hamill, LLC	1.11%	4.63%	1.38%	8.68%
Money Market	NYLIM VP U.S. Government Money Market (formerly NYLI VP U.S. Government Money Market) — Initial Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.28%	4.05%	3.02%	1.89%
Small/Mid Cap Equity	NYLIM VP Wellington Small Cap (formerly NYLI VP Wellington Small Cap) — Service Class Adviser: New York Life Investments / Subadviser: Wellington	1.00%	9.26%	5.66%	7.15%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Large Cap Equity	NYLIM VP Winslow Large Cap Growth (formerly NYLI VP Winslow Large Cap Growth) — Service Class Adviser: New York Life Investments / Subadviser: Winslow Capital Management, LLC	1.00%	14.07%	12.41%	15.85%
Large Cap Equity	AB VPS Relative Value Portfolio — Class B Adviser: AllianceBernstein L.P.	0.84%	10.20%	11.15%	10.30%
Asset Allocation	American Funds® IS Asset Allocation Fund — Class 4 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.79%	15.59%	8.70%	9.50%
Investment Grade Bond	American Funds® IS The Bond Fund of America® — Class 4 Adviser: CRMC	0.72%	6.98%	(0.38)%	2.11%
Investment Grade Bond	American Funds® IS Capital World Bond Fund® — Class 4 Adviser: CRMC	0.98%	9.03%	(2.76)%	0.97%
Large Cap Equity	American Funds® IS Growth Fund — Class 4 Adviser: CRMC	0.83%	19.93%	13.09%	17.67%
Large Cap Equity	American Funds® IS Growth-Income Fund — Class 4 Adviser: CRMC	0.78%	17.77%	13.62%	13.63%
International/ Global Equity	American Funds® IS New World Fund® — Class 4 Adviser: CRMC	1.07%	27.92%	5.06%	8.98%
International/ Global Equity	American Funds® IS SMALLCAP World Fund® (formerly American Funds® IS Global Small Capitalization Fund) — Class 4 Adviser: CRMC	1.15%	14.33%	0.23%	6.96%
Investment Grade Bond	American Funds® IS U.S. Government Securities Fund® — Class 4 Adviser: CRMC	0.75%	7.54%	(0.49)%	1.45%
Large Cap Equity	American Funds® IS Washington Mutual Investors Fund — Class 4 Adviser: CRMC	0.75%	16.90%	13.60%	12.08%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Asset Allocation	BlackRock® Global Allocation V.I. Fund — Class III Adviser: BlackRock Advisors, LLC (“BlackRock”) / Subadvisers: BlackRock (Singapore) Limited and BlackRock International Limited	1.01%	19.42%	5.51%	7.33%
Non-Investment Grade Bond	BlackRock® High Yield V.I. Fund — Class III Adviser: BlackRock / Subadviser: BlackRock International Limited	0.78%	9.09%	4.57%	6.07%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: Newton Investment Management Limited	0.91%	15.67%	11.65%	13.27%
Non-Investment Grade Bond	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2 Adviser: Columbia Management Investment Advisers, LLC (“Columbia”)	1.00%	12.65%	1.47%	4.03%
Investment Grade Bond	Columbia Variable Portfolio — Intermediate Bond Fund — Class 2 Adviser: Columbia	0.77%	8.84%	(0.68)%	2.52%
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Cap Value Discovery Fund (formerly Columbia Variable Portfolio — Small Cap Value Fund) — Class 2 Adviser: Columbia	1.13%	14.66%	12.19%	11.20%
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Company Growth Fund — Class 2 Adviser Columbia	1.12%	21.69%	3.32%	14.89%
Alternatives	DWS Alternative Asset Allocation VIP — Class B Adviser: DWS Investment Management Americas Inc. / Subadviser: RREEF America LLC	1.31%	10.03%	4.88%	4.52%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio — Service Class 2 Adviser: Fidelity Management & Research Company LLC (“FMR”) / Subadvisers: Other investment advisers	0.39%	6.76%	(0.81)%	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.79%	21.24%	15.08%	15.49%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
International/ Global Equity	Fidelity® VIP Emerging Markets Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	1.12%	40.79%	5.62%	10.66%
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.71%	18.75%	12.13%	11.32%
Small/Mid Cap Equity	Fidelity® VIP Extended Market Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode Capital Management, LLC (“Geode”)	0.37%	12.03%	7.75%	N/A
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Service Class Adviser: FMR	0.63%	15.71%	6.67%	8.19%
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.81%	21.73%	11.04%	19.64%
Sector	Fidelity® VIP Health Care Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.84%	14.10%	3.92%	N/A
International/ Global Equity	Fidelity® VIP International Capital Appreciation Portfolio — Service Class 2 Adviser: FMR / Subadvisers: FIL Investment Advisors	1.02%	18.36%	5.99%	9.53%
International/ Global Equity	Fidelity® VIP International Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode	0.41%	32.82%	7.76%	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.62%	6.93%	(0.21)%	2.45%
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.80%	11.49%	9.83%	10.31%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Sector	Franklin Gold and Precious Metals VIP Fund — Class 2 Adviser: Franklin Advisers, Inc. (“Franklin Advisers”)	0.95%	N/A	N/A	N/A
Asset Allocation	Franklin Templeton Aggressive Model Portfolio — Class II Adviser: Franklin Templeton Fund Adviser, LLC (“FTFA”) / Subadviser: Franklin Advisers	0.88%	17.04%	10.14%	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.82%	15.01%	7.87%	N/A
Asset Allocation	Franklin Templeton Moderate Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.82%	13.18%	6.49%	N/A
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.82%	11.51%	4.91%	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.85%	9.04%	2.65%	N/A
International/ Global Equity	Goldman Sachs VIT International Equity Insights Fund — Services Adviser: Goldman Sachs Asset Management, L.P.	1.05%	5.80%	5.19%	4.61%
International/ Global Equity	Invesco V.I. EQV International Equity Fund — Series II Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	1.15%	16.23%	3.42%	5.95%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund® — Series II Shares Adviser: Invesco	1.09%	8.44%	8.07%	10.31%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio — Service Shares Adviser: Janus Henderson	0.97%	7.41%	7.35%	12.51%
International/ Global Equity	Janus Henderson Global Research Portfolio — Service Shares Adviser: Janus Henderson	1.07%	20.60%	12.23%	12.64%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Investment Grade Bond	Lord Abbett Series Fund, Inc. — Short Duration Income Portfolio — Class VC Adviser: Lord, Abbett, & Co. LLC	0.72%	5.90%	2.25%	2.62%
Large Cap Equity	LVIP ClearBridge Appreciation Fund (formerly ClearBridge Variable Appreciation Portfolio) — Service Class Adviser: Lincoln Financial Investments Corporation / Subadviser:ClearBridge Investments, LLC	0.95%	14.19%	12.44%	13.05%
International Equity	MFS® International Intrinsic Equity Portfolio (formerly MFS® International Intrinsic Value Portfolio) — Service Class Adviser: MFS	1.14%	32.96%	7.02%	9.68%
Mid Cap Equity	MFS® Mid Cap Value Portfolio — Service Class Adviser: MFS	1.04%	5.75%	9.90%	9.69%
International/ Global Equity	MFS® Research International Portfolio — Service Class Adviser: MFS	1.15%	21.75%	5.25%	7.27%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S Adviser: Neuberger Berman Investment Advisers LLC	1.11%	5.23%	4.27%	10.71%
Small/Mid Cap Equity	Nomura VIP Small Cap Value Series (formerly Macquarie VIP Small Cap Value Series) — Service Class Adviser: Delaware Management Company, a series of Nomura Investment Management Business Trust	1.04%	7.83%	8.93%	8.84%
Investment Grade Bond	PIMCO VIT Income Portfolio — Advisor Class Adviser: PIMCO	1.02%	10.08%	3.31%	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class Adviser: PIMCO	1.19%	3.85%	0.93%	2.78%
Investment Grade Bond	PIMCO VIT Low Duration Portfolio — Advisor Class Adviser: PIMCO	0.76%	5.42%	1.47%	1.69%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Investment Grade Bond	PIMCO VIT Short-Term Portfolio — Advisor Class Adviser: PIMCO	0.75%	4.57%	3.14%	2.65%
Investment Grade Bond	PIMCO VIT Total Return Portfolio — Advisor Class Adviser: PIMCO	0.83%	8.78%	(0.08)%	2.26%
Sector	Principal VC Real Estate Securities Account — Class 2 Adviser: Principal Global Investors, LLC / Subadviser: Principal Real Estate Investors, LLC	1.03%	0.92%	4.61%	5.67%
International/ Global Equity	Putnam VT International Value Fund — Class IB Adviser: Putnam Investment Management, LLC / Subadvisers: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC	1.06%	34.68%	12.49%	8.86%
Large Cap Equity	Voya Growth and Income Portfolio — Class S Adviser: Voya Investments, LLC (“Voya”) / Subadviser: Voya Investment Management Co. LLC (“VIM”)	0.92%	17.94%	15.18%	14.33%
Investment Grade Bond	Voya Intermediate Bond Portfolio — Class S Adviser: Voya / Subadviser: VIM	0.80%	7.46%	(0.09)%	2.42%
Investment Grade Bond	Western Asset Core Plus VIT Portfolio — Class II+ Adviser: FTFA / Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd.; and Western Asset Management Company Pte. Ltd.	0.79%	7.69%	(1.67)%	1.85%

Temporary Fee Reductions, Current Expenses [Text Block]	Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2027 and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Portfolio for the year ended December 31, 2025 reflect temporary fee reductions under such an arrangement.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]
The following is a list of fixed options currently available under the policy. We may change the features of the fixed options listed below and offer new fixed options. We will provide you with written notice before doing so.
Name	Term	Guaranteed Minium Interest Rate
DCA Advantage Account	6 months	0.05%

Fixed Options Available [Table Text Block]
Name	Term	Guaranteed Minium Interest Rate
DCA Advantage Account	6 months	0.05%

Investment Option Restrictions [Line Items]
Investment Options Not Always Available for All Benefits [Text Block]	Option 1 – Franklin Templeton Model Portfolios
Moderately Aggressive		Moderate
100%	Franklin Templeton Moderately Aggressive Model Portfolio	100%	Franklin Templeton Moderate Model Portfolio
Moderately Conservative
100%	Franklin Templeton Moderately Conservative Model Portfolio
Option 2 – Choose Your Own Investment Divisions
Category A:
Minimum Allocation	30%
Maximum Allocation	100%

Subcategory I Funds (Minimum Allocation 10% - total among all the subcategory I Funds)
NYLIM VP Bond
NYLIM VP MacKay U.S. Infrastructure Bond
NYLIM VP PIMCO Real Return
NYLIM VP U.S. Government Money Market
American Funds® IS The Bond Fund of America®
American Funds® IS Capital World Bond Fund®
American Funds® IS U.S. Government Securities Fund®
Columbia Variable Portfolio — Intermediate Bond Fund
Fidelity® VIP Bond Index Portfolio
Fidelity® VIP Investment Grade Bond Portfolio

Lord Abbett Series Fund, Inc. — Short Duration Income Port
PIMCO VIT Income Portfolio
PIMCO VIT International Bond Port (U.S. Dollar-Hedged)
PIMCO VIT Low Duration Portfolio
PIMCO VIT Short-Term Portfolio
PIMCO VIT Total Return Portfolio
Voya Intermediate Bond Portfolio
Western Asset Core Plus VIT Portfolio

Subcategory II Funds
NYLIM VP Floating Rate NYLIM VP MacKay High Yield Corporate Bond NYLIM VP MacKay Strategic Bond		BlackRock® High Yield V.I. Fund Columbia Variable Portfolio — Emerging Markets Bond
Category B:
Minimum Allocation	0%
Maximum Allocation	70%
Category B Funds
NYLIM VP American Century Large Cap Equity
NYLIM VP Dimensional U.S. Equity
NYLIM VP Epoch U.S. Equity Yield
NYLIM VP Hedge Multi-Strategy
NYLIM VP MacKay Convertible
NYLIM VP MFS® Investors Trust
NYLIM VP MFS® Research
NYLIM VP S&P 500 Index
NYLIM VP Winslow Large Cap Growth
AB VPS Relative Value Portfolio

American Funds® IS Growth Fund
American Funds® IS Growth-Income Fund
American Funds® IS Washington Mutual Investors Fund
BNY Mellon Sustainable U.S. Equity Portfolio
DWS Alternative Asset Allocation VIP
Fidelity® VIP ContrafundSM Portfolio
Fidelity® VIP Equity-Income PortfolioSM
Fidelity® VIP Growth Opportunities Portfolio
LVIP ClearBridge Appreciation Fund
Voya Growth and Income Portfolio

Category C:
Minimum Allocation	0%
Maximum Allocation	25%

Subcategory I Funds (Maximum Allocation 15% - total among all the subcategory I Funds)
NYLIM VP Schroders Mid Cap Opportunities
NYLIM VP Small Cap Growth
NYLIM VP Wellington Small Cap
Columbia Variable Portfolio — Small Cap Value Discovery
Columbia Variable Portfolio — Small Company Growth
Fidelity® VIP Extended Market Index Portfolio
Fidelity® VIP Mid Cap Portfolio
Invesco V.I. Main Street Small Cap Fund® Janus Henderson Enterprise Portfolio MFS® Mid Cap Value Portfolio Neuberger Berman AMT Mid Cap Growth Portfolio Nomura VIP Small Cap Value Series
Subcategory II Funds (Maximum Allocation 15% - total among all the subcategory II Funds)
NYLIM VP PineStone International Equity
American Funds® IS New World Fund®
American Funds® IS SMALLCAP World Fund®
Fidelity® VIP Emerging Markets Portfolio
Fidelity® VIP International Capital Appreciation Portfolio
Fidelity® VIP International Index Portfolio

Goldman Sachs VIT International Equity Insights Fund
Invesco V.I. EQV International Equity Fund
Janus Henderson Global Research Portfolio
MFS® International Intrinsic Equity Portfolio
MFS® Research International Portfolio
Putnam VT International Value Fund

Subcategory III Funds (Maximum Allocation 10% - total among all the subcategory III Funds)
NYLIM VP CBRE Global Infrastructure NYLIM VP Fidelity Institutional AM® Utilities NYLIM VP Natural Resources NYLIM VP Newton Technology Growth		Fidelity® VIP Health Care Portfolio Franklin Gold and Precious Metals VIP Fund Principal VC Real Estate Securities Account
Option 3 – Asset Allocation Funds:
Category D:
Minimum Allocation	100%
Category D Asset Allocation Funds
NYLIM VP Balanced
NYLIM VP Conservative Allocation
NYLIM VP Income Builder
NYLIM VP Janus Henderson Balanced
NYLIM VP Moderate Allocation
American Funds® IS Asset Allocation Fund
BlackRock® Global Allocation V.I. Fund
Fidelity® VIP FundsManager® 60% Portfolio
Franklin Templeton Moderately Aggressive Model Portfolio
Franklin Templeton Moderate Model Portfolio
Franklin Templeton Moderately Conservative Model Portfolio
Franklin Templeton Conservative Model Portfolio

Option 1 – Franklin Templeton Model Portfolios
Moderate		Moderately Conservative
100%	Franklin Templeton Moderate Model Portfolio	100%	Franklin Templeton Moderately Conservative Model Portfolio
Option 2 – Choose Your Own Investment Divisions
Category A:
Minimum Allocation	40%
Maximum Allocation	100%

Subcategory I Funds (Minimum Allocation 10% - total among all the subcategory I Funds)
NYLIM VP Bond
NYLIM VP MacKay U.S. Infrastructure Bond
NYLIM VP PIMCO Real Return
NYLIM VP U.S. Government Money Market
American Funds® IS The Bond Fund of America®
American Funds® IS Capital World Bond Fund®
American Funds® IS U.S. Government Securities Fund®
Columbia Variable Portfolio — Intermediate Bond Fund
Fidelity® VIP Bond Index Portfolio
Fidelity® VIP Investment Grade Bond Portfolio

Fidelity® VIP Investment Grade Bond Portfolio
Lord Abbett Series Fund, Inc. — Short Duration Income Port
PIMCO VIT Income Portfolio
PIMCO VIT International Bond Port (U.S. Dollar-Hedged)
PIMCO VIT Low Duration Portfolio
PIMCO VIT Short-Term Portfolio
PIMCO VIT Total Return Portfolio
Voya Intermediate Bond Portfolio
Western Asset Core Plus VIT Portfolio

Subcategory II Funds
NYLIM VP Floating Rate NYLIM VP MacKay High Yield Corporate Bond NYLIM VP MacKay Strategic Bond		BlackRock® High Yield V.I. Fund Columbia Variable Portfolio — Emerging Markets Bond
Category B:
Minimum Allocation	0%
Maximum Allocation	60%
Category B Funds
NYLIM VP American Century Large Cap Equity
NYLIM VP Dimensional U.S. Equity
NYLIM VP Epoch U.S. Equity Yield
NYLIM VP Hedge Multi-Strategy
NYLIM VP MacKay Convertible
NYLIM VP MFS® Investors Trust
NYLIM VP MFS® Research
NYLIM VP S&P 500 Index
NYLIM VP Winslow Large Cap Growth
AB VPS Relative Value Portfolio

American Funds® IS Growth Fund
American Funds® IS Growth-Income Fund
American Funds® IS Washington Mutual Investors Fund
BNY Mellon Sustainable U.S. Equity Portfolio
DWS Alternative Asset Allocation VIP
Fidelity® VIP ContrafundSM Portfolio
Fidelity® VIP Equity-Income PortfolioSM
Fidelity® VIP Growth Opportunities Portfolio
LVIP ClearBridge Appreciation Fund
Voya Growth and Income Portfolio

Category C:
Minimum Allocation	0%
Maximum Allocation	25%

Subcategory I Funds (Maximum Allocation 15% - total among all the subcategory I Funds)
NYLIM VP Schroders Mid Cap Opportunities
NYLIM VP Small Cap Growth
NYLIM VP Wellington Small Cap
Columbia Variable Portfolio — Small Cap Value Discovery
Columbia Variable Portfolio — Small Company Growth
Fidelity® VIP Extended Market Index Portfolio
Fidelity® VIP Mid Cap Portfolio
Invesco V.I. Main Street Small Cap Fund® Janus Henderson Enterprise Portfolio MFS® Mid Cap Value Portfolio Neuberger Berman AMT Mid Cap Growth Portfolio Nomura VIP Small Cap Value Series

Subcategory II Funds (Maximum Allocation 15% - total among all the subcategory II Funds)
NYLIM VP PineStone International Equity
American Funds® IS New World Fund®
American Funds® IS SMALLCAP World Fund®
Fidelity® VIP Emerging Markets Portfolio
Fidelity® VIP International Capital Appreciation Porfolio
Fidelity® VIP International Index Portfolio

Goldman Sachs VIT International Equity Insights Fund
Invesco V.I. EQV International Equity Fund
Janus Henderson Global Research Portfolio
MFS® International Intrinsic Equity Portfolio
MFS® Research International Portfolio
Putnam VT International Value Fund

Subcategory III Funds (Maximum Allocation 10% - total among all the subcategory III Funds)
NYLIM VP CBRE Global Infrastructure NYLIM VP Fidelity Institutional AM® Utilities NYLIM VP Natural Resources NYLIM VP Newton Technology Growth		Fidelity® VIP Health Care Portfolio Franklin Gold and Precious Metals VIP Fund Principal VC Real Estate Securities Account
Option 3 – Asset Allocation Funds:
Category D:
Minimum Allocation	100%
Category D Asset Allocation Funds
NYLIM VP Balanced
NYLIM VP Conservative Allocation
NYLIM VP Income Builder
NYLIM VP Janus Henderson Balanced
NYLIM VP Moderate Allocation
BlackRock® Global Allocation V.I. Fund
Fidelity® VIP FundsManager® 60% Portfolio
Franklin Templeton Moderate Model Portfolio
Franklin Templeton Moderately Conservative Model Portfolio
Franklin Templeton Conservative Model Portfolio

New York Life Premier Advisory Variable Annuity | NYLIM VP American Century Large Cap Equity Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	NYLIM VP American Century Large Cap Equity (formerly NYLI VP American Century Sustainable Equity) — Service Class
Portfolio Company Adviser [Text Block]	New York Life InvestmentManagement LLC (“New York Life Investments”)
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	11.06%
Average Annual Total Returns, 5 Years [Percent]	13.68%
Average Annual Total Returns, 10 Years [Percent]	11.58%
New York Life Premier Advisory Variable Annuity | NYLIM VP Balanced Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	NYLIM VP Balanced (formerly NYLI VP Balanced) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	11.16%
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	7.04%
New York Life Premier Advisory Variable Annuity | NYLIM VP Bond Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	NYLIM VP Bond (formerly NYLI VP Bond) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYL Investors
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	6.57%
Average Annual Total Returns, 5 Years [Percent]	(0.88%)
Average Annual Total Returns, 10 Years [Percent]	1.71%
New York Life Premier Advisory Variable Annuity | NYLIM VP CBRE Global Infrastructure Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	NYLIM VP CBRE Global Infrastructure (formerly NYLI VP CBRE Global Infrastructure) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	15.31%
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	2.39%
New York Life Premier Advisory Variable Annuity | NYLIM VP Conservative Allocation Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	NYLIM VP Conservative Allocation (formerly NYLI VP Conservative Allocation) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	9.29%
Average Annual Total Returns, 5 Years [Percent]	3.67%
Average Annual Total Returns, 10 Years [Percent]	5.14%
New York Life Premier Advisory Variable Annuity | NYLIM VP Dimensional U.S. Equity Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	NYLIM VP Dimensional U.S. Equity (formerly NYLI VP Dimensional U.S. Equity) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	13.46%
Average Annual Total Returns, 5 Years [Percent]	12.11%
Average Annual Total Returns, 10 Years [Percent]	12.40%
New York Life Premier Advisory Variable Annuity | NYLIM VP Epoch U.S. Equity Yield Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	NYLIM VP Epoch U.S. Equity Yield (formerly NYLI VP Epoch U.S. Equity Yield) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Epoch Investment Partners, Inc. (“Epoch”)
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	13.96%
Average Annual Total Returns, 5 Years [Percent]	11.74%
Average Annual Total Returns, 10 Years [Percent]	9.69%
New York Life Premier Advisory Variable Annuity | NYLIM VP Equity Allocation Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	NYLIM VP Equity Allocation (formerly NYLI VP Equity Allocation) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	13.69%
Average Annual Total Returns, 5 Years [Percent]	7.90%
Average Annual Total Returns, 10 Years [Percent]	9.07%
New York Life Premier Advisory Variable Annuity | NYLIM VP Fidelity Institutional AM Utilities Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	NYLIM VP Fidelity Institutional AM® Utilities (formerly NYLI VP Fidelity Institutional AM® Utilities) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	FIAM LLC (“FIAM”)
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	13.50%
Average Annual Total Returns, 5 Years [Percent]	12.06%
Average Annual Total Returns, 10 Years [Percent]	10.69%
New York Life Premier Advisory Variable Annuity | NYLIM VP Floating Rate Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Non-InvestmentGrade Bond
Portfolio Company Name [Text Block]	NYLIM VP Floating Rate (formerly NYLI VP Floating Rate) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYL Investors
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	4.86%
Average Annual Total Returns, 5 Years [Percent]	5.16%
Average Annual Total Returns, 10 Years [Percent]	4.74%
New York Life Premier Advisory Variable Annuity | NYLIM VP Growth Allocation Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	NYLIM VP Growth Allocation (formerly NYLI VP Growth Allocation) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	12.24%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	8.05%
New York Life Premier Advisory Variable Annuity | NYLIM VP Hedge Multi-Strategy Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternatives
Portfolio Company Name [Text Block]	NYLIM VP Hedge Multi-Strategy (formerly NYLI VP Hedge Multi-Strategy) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	7.78%
Average Annual Total Returns, 5 Years [Percent]	2.67%
Average Annual Total Returns, 10 Years [Percent]	1.81%
New York Life Premier Advisory Variable Annuity | NYLIM VP Income Builder Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	NYLIM VP Income Builder (formerly NYLI VP Income Builder) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Epoch and MacKay Shields LLC (“MacKay”)
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	16.70%
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	7.13%
New York Life Premier Advisory Variable Annuity | NYLIM VP Janus Henderson Balanced Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	NYLIM VP Janus Henderson Balanced (formerly NYLI VP Janus Henderson Balanced) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC (“Janus Henderson”)
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	8.30%
Average Annual Total Returns, 10 Years [Percent]	9.91%
New York Life Premier Advisory Variable Annuity | NYLIM VP MacKay Convertible Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Non-InvestmentGrade Bond
Portfolio Company Name [Text Block]	NYLIM VP MacKay Convertible (formerly NYLI VP MacKay Convertible) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	16.11%
Average Annual Total Returns, 5 Years [Percent]	5.34%
Average Annual Total Returns, 10 Years [Percent]	10.10%
New York Life Premier Advisory Variable Annuity | NYLIM VP MacKay High Yield Corporate Bond Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Non-InvestmentGrade Bond
Portfolio Company Name [Text Block]	NYLIM VP MacKay High Yield Corporate Bond (formerly NYLI VP MacKay High Yield Corporate Bond) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	6.60%
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	5.87%
New York Life Premier Advisory Variable Annuity | NYLIM VP MacKay Strategic Bond Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Non-InvestmentGrade Bond
Portfolio Company Name [Text Block]	NYLIM VP MacKay Strategic Bond (formerly NYLI VP MacKay Strategic Bond) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	8.60%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	4.14%
New York Life Premier Advisory Variable Annuity | NYLIM VP MacKay U.S. Infrastructure Bond Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	NYLIM VP MacKay U.S. Infrastructure Bond (formerly NYLI VP MacKay U.S. Infrastructure Bond) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	8.17%
Average Annual Total Returns, 5 Years [Percent]	(0.15%)
Average Annual Total Returns, 10 Years [Percent]	1.13%
New York Life Premier Advisory Variable Annuity | NYLIM VP MFS® Investors Trust Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	NYLIM VP MFS® Investors Trust (formerly NYLI VP MFS® Investors Trust) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company (“MFS”)
Current Expenses [Percent]	1.00%
New York Life Premier Advisory Variable Annuity | NYLIM VP MFS® Research Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	NYLIM VP MFS® Research (formerly NYLI VP MFS® Research) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MFS
Current Expenses [Percent]	1.01%
New York Life Premier Advisory Variable Annuity | NYLIM VP Moderate Allocation Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	NYLIM VP Moderate Allocation (formerly NYLI VP Moderate Allocation) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	11.02%
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	6.61%
New York Life Premier Advisory Variable Annuity | NYLIM VP Natural Resources Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	NYLIM VP Natural Resources (formerly NYLI VP Natural Resources) — Initial Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC ("NIMNA")
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	15.20%
Average Annual Total Returns, 5 Years [Percent]	17.27%
Average Annual Total Returns, 10 Years [Percent]	10.88%
New York Life Premier Advisory Variable Annuity | NYLIM VP Newton Technology Growth Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	NYLIM VP Newton Technology Growth (formerly NYLI VP Newton Technology Growth) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NIMNA
Current Expenses [Percent]	1.03%
New York Life Premier Advisory Variable Annuity | NYLIM VP Pimco Real Return Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	NYLIM VP PIMCO Real Return (formerly NYLI VP PIMCO Real Return) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	7.89%
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]	3.03%
New York Life Premier Advisory Variable Annuity | NYLIM VP PineStone International Equity Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	NYLIM VP PineStone International Equity (formerly NYLI VP PineStone International Equity) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	PineStone Asset Management Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	12.01%
Average Annual Total Returns, 5 Years [Percent]	(0.05%)
Average Annual Total Returns, 10 Years [Percent]	5.18%
New York Life Premier Advisory Variable Annuity | NYLIM VP SP 500 Index Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	NYLIM VP S&P 500 Index (formerly NYLI VP S&P 500 Index) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	17.43%
Average Annual Total Returns, 5 Years [Percent]	14.00%
Average Annual Total Returns, 10 Years [Percent]	14.34%
New York Life Premier Advisory Variable Annuity | NYLIM VP Schroders Mid Cap Opportunities Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	NYLIM VP Schroders Mid Cap Opportunities (formerly NYLI VP Schroders Mid Cap Opportunities) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	7.00%
Average Annual Total Returns, 5 Years [Percent]	4.79%
Average Annual Total Returns, 10 Years [Percent]	7.12%
New York Life Premier Advisory Variable Annuity | NYLIM VP Small Cap Growth Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	NYLIM VP Small Cap Growth (formerly NYLI VP Small Cap Growth) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Brown Advisory LLC and Segall Bryant & Hamill, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	4.63%
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	8.68%
New York Life Premier Advisory Variable Annuity | NYLIM VP U.S. Government Money Market Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	NYLIM VP U.S. Government Money Market (formerly NYLI VP U.S. Government Money Market) — Initial Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYL Investors
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	4.05%
Average Annual Total Returns, 5 Years [Percent]	3.02%
Average Annual Total Returns, 10 Years [Percent]	1.89%
New York Life Premier Advisory Variable Annuity | NYLIM VP Wellington Small Cap Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	NYLIM VP Wellington Small Cap (formerly NYLI VP Wellington Small Cap) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Wellington
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	9.26%
Average Annual Total Returns, 5 Years [Percent]	5.66%
Average Annual Total Returns, 10 Years [Percent]	7.15%
New York Life Premier Advisory Variable Annuity | NYLIM VP Winslow Large Cap Growth Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	NYLIM VP Winslow Large Cap Growth (formerly NYLI VP Winslow Large Cap Growth) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Winslow Capital Management, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	14.07%
Average Annual Total Returns, 5 Years [Percent]	12.41%
Average Annual Total Returns, 10 Years [Percent]	15.85%
New York Life Premier Advisory Variable Annuity | AB VPS Relative Value Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	AB VPS Relative Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	10.20%
Average Annual Total Returns, 5 Years [Percent]	11.15%
Average Annual Total Returns, 10 Years [Percent]	10.30%
New York Life Premier Advisory Variable Annuity | American Funds IS Asset Allocation Fund - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds® IS Asset Allocation Fund — Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM (“CRMC”)
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.59%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	9.50%
New York Life Premier Advisory Variable Annuity | American Funds IS The Bond Fund of America® - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Name [Text Block]	American Funds® IS The Bond Fund of America® — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	6.98%
Average Annual Total Returns, 5 Years [Percent]	(0.38%)
Average Annual Total Returns, 10 Years [Percent]	2.11%
New York Life Premier Advisory Variable Annuity | American Funds IS Capital World Bond Fund® - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	American Funds® IS Capital World Bond Fund® — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	9.03%
Average Annual Total Returns, 5 Years [Percent]	(2.76%)
Average Annual Total Returns, 10 Years [Percent]	0.97%
New York Life Premier Advisory Variable Annuity | American Funds IS Growth Fund - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	American Funds® IS Growth Fund — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	19.93%
Average Annual Total Returns, 5 Years [Percent]	13.09%
Average Annual Total Returns, 10 Years [Percent]	17.67%
New York Life Premier Advisory Variable Annuity | American Funds IS Growth-Income Fund - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	American Funds® IS Growth-Income Fund — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	17.77%
Average Annual Total Returns, 5 Years [Percent]	13.62%
Average Annual Total Returns, 10 Years [Percent]	13.63%
New York Life Premier Advisory Variable Annuity | American Funds IS New World Fund® - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	American Funds® IS New World Fund® — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	27.92%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	8.98%
New York Life Premier Advisory Variable Annuity | American Funds IS Small Cap World Fund - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	American Funds® IS SMALLCAP World Fund® (formerly American Funds® IS Global Small Capitalization Fund) — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	6.96%
New York Life Premier Advisory Variable Annuity | American Funds IS U.S. Government Securities Fund®- Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	American Funds® IS U.S. Government Securities Fund® — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	7.54%
Average Annual Total Returns, 5 Years [Percent]	(0.49%)
Average Annual Total Returns, 10 Years [Percent]	1.45%
New York Life Premier Advisory Variable Annuity | American Funds IS Washington Mutual Investors Fund - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	American Funds® IS Washington Mutual Investors Fund — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	16.90%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	12.08%
New York Life Premier Advisory Variable Annuity | BlackRock® Global Allocation V.I. Fund - Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	BlackRock® Global Allocation V.I. Fund — Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC (“BlackRock”)
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited and BlackRock International Limited
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	19.42%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	7.33%
New York Life Premier Advisory Variable Annuity | BlackRock® High Yield V.I. Fund - Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Non-InvestmentGrade Bond
Portfolio Company Name [Text Block]	BlackRock® High Yield V.I. Fund — Class III
Portfolio Company Adviser [Text Block]	BlackRock
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	9.09%
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	6.07%
New York Life Premier Advisory Variable Annuity | BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	15.67%
Average Annual Total Returns, 5 Years [Percent]	11.65%
Average Annual Total Returns, 10 Years [Percent]	13.27%
New York Life Premier Advisory Variable Annuity | Columbia Variable Portfolio - Emerging Markets Bond Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Non-InvestmentGrade Bond
Portfolio Company Name [Text Block]	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC (“Columbia”)
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.65%
Average Annual Total Returns, 5 Years [Percent]	1.47%
Average Annual Total Returns, 10 Years [Percent]	4.03%
New York Life Premier Advisory Variable Annuity | Columbia Variable Portfolio - Intermediate Bond Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Name [Text Block]	Columbia Variable Portfolio — Intermediate Bond Fund — Class 2
Portfolio Company Adviser [Text Block]	Columbia
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	8.84%
Average Annual Total Returns, 5 Years [Percent]	(0.68%)
Average Annual Total Returns, 10 Years [Percent]	2.52%
New York Life Premier Advisory Variable Annuity | Columbia Variable Portfolio - Small Cap Value Discovery Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Columbia Variable Portfolio — Small Cap Value Discovery Fund (formerly Columbia Variable Portfolio — Small Cap Value Fund) — Class 2
Portfolio Company Adviser [Text Block]	Columbia
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	14.66%
Average Annual Total Returns, 5 Years [Percent]	12.19%
Average Annual Total Returns, 10 Years [Percent]	11.20%
New York Life Premier Advisory Variable Annuity | Columbia Variable Portfolio - Small Company Growth Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Name [Text Block]	Columbia Variable Portfolio — Small Company Growth Fund — Class 2
Portfolio Company Adviser [Text Block]	Columbia
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	21.69%
Average Annual Total Returns, 5 Years [Percent]	3.32%
Average Annual Total Returns, 10 Years [Percent]	14.89%
New York Life Premier Advisory Variable Annuity | DWS Alternative Asset Allocation VIP - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternatives
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP — Class B
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas Inc.
Portfolio Company Subadviser [Text Block]	RREEF America LLC
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	10.03%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	4.52%
New York Life Premier Advisory Variable Annuity | Fidelity® VIP Bond Index Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	Fidelity® VIP Bond Index Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	6.76%
Average Annual Total Returns, 5 Years [Percent]	(0.81%)
New York Life Premier Advisory Variable Annuity | Fidelity® VIP Contrafund Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	Fidelity® VIP ContrafundSM Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	21.24%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	15.49%
New York Life Premier Advisory Variable Annuity | Fidelity® VIP Emerging Markets Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	Fidelity® VIP Emerging Markets Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	40.79%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	10.66%
New York Life Premier Advisory Variable Annuity | Fidelity® VIP Equity-Income Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	18.75%
Average Annual Total Returns, 5 Years [Percent]	12.13%
Average Annual Total Returns, 10 Years [Percent]	11.32%
New York Life Premier Advisory Variable Annuity | Fidelity® VIP Extended Market Index Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Fidelity® VIP Extended Market Index Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC (“Geode”)
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	12.03%
Average Annual Total Returns, 5 Years [Percent]	7.75%
New York Life Premier Advisory Variable Annuity | Fidelity® VIP FundsManager® 60 Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 60% Portfolio — Service Class
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	15.71%
Average Annual Total Returns, 5 Years [Percent]	6.67%
Average Annual Total Returns, 10 Years [Percent]	8.19%
New York Life Premier Advisory Variable Annuity | Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	21.73%
Average Annual Total Returns, 5 Years [Percent]	11.04%
Average Annual Total Returns, 10 Years [Percent]	19.64%
New York Life Premier Advisory Variable Annuity | Fidelity® VIP Health Care Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	Fidelity® VIP Health Care Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	14.10%
Average Annual Total Returns, 5 Years [Percent]	3.92%
New York Life Premier Advisory Variable Annuity | Fidelity® VIP International Capital Appreciation Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	Fidelity® VIP International Capital Appreciation Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	FIL Investment Advisors
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	18.36%
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	9.53%
New York Life Premier Advisory Variable Annuity | Fidelity® VIP International Index Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	Fidelity® VIP International Index Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Geode
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	32.82%
Average Annual Total Returns, 5 Years [Percent]	7.76%
New York Life Premier Advisory Variable Annuity | Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	6.93%
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	2.45%
New York Life Premier Advisory Variable Annuity | Fidelity® VIP Mid Cap Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
New York Life Premier Advisory Variable Annuity | Franklin Gold and Precious Metals VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	Franklin Gold and Precious Metals VIP Fund — Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc. (“Franklin Advisers”)
Current Expenses [Percent]	0.95%
New York Life Premier Advisory Variable Annuity | Franklin Templeton Aggressive Model Portfolio - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Aggressive Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC (“FTFA”)
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	17.04%
Average Annual Total Returns, 5 Years [Percent]	10.14%
New York Life Premier Advisory Variable Annuity | Franklin Templeton Moderately Aggressive Model Portfolio - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Moderately Aggressive Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	15.01%
Average Annual Total Returns, 5 Years [Percent]	7.87%
New York Life Premier Advisory Variable Annuity | Franklin Templeton Moderate Model Portfolio - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Moderate Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	13.18%
Average Annual Total Returns, 5 Years [Percent]	6.49%
New York Life Premier Advisory Variable Annuity | Franklin Templeton Moderately Conservative Model Portfolio - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Moderately Conservative Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	11.51%
Average Annual Total Returns, 5 Years [Percent]	4.91%
New York Life Premier Advisory Variable Annuity | Franklin Templeton Conservative Model Portfolio - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Conservative Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	9.04%
Average Annual Total Returns, 5 Years [Percent]	2.65%
New York Life Premier Advisory Variable Annuity | Goldman Sachs VIT International Equity Insights Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	Goldman Sachs VIT International Equity Insights Fund — Services
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	5.80%
Average Annual Total Returns, 5 Years [Percent]	5.19%
Average Annual Total Returns, 10 Years [Percent]	4.61%
New York Life Premier Advisory Variable Annuity | Invesco V.I. EQV International Equity Fund - Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund — Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc. (“Invesco”)
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	16.23%
Average Annual Total Returns, 5 Years [Percent]	3.42%
Average Annual Total Returns, 10 Years [Percent]	5.95%
New York Life Premier Advisory Variable Annuity | Invesco V.I. Main Street Small Cap Fund® - Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund® — Series II Shares
Portfolio Company Adviser [Text Block]	Invesco
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.44%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	10.31%
New York Life Premier Advisory Variable Annuity | Janus Henderson Enterprise Portfolio - Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.41%
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	12.51%
New York Life Premier Advisory Variable Annuity | Janus Henderson Global Research Portfolio - Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	Janus Henderson Global Research Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	20.60%
Average Annual Total Returns, 5 Years [Percent]	12.23%
Average Annual Total Returns, 10 Years [Percent]	12.64%
New York Life Premier Advisory Variable Annuity | Lord Abbett Series Fund Inc. - Short Duration Income Portfolio - Class VC
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. — Short Duration Income Portfolio — Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett, & Co. LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	5.90%
Average Annual Total Returns, 5 Years [Percent]	2.25%
Average Annual Total Returns, 10 Years [Percent]	2.62%
New York Life Premier Advisory Variable Annuity | LVIP ClearBridge Appreciation Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	LVIP ClearBridge Appreciation Fund (formerly ClearBridge Variable Appreciation Portfolio) — Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	12.44%
Average Annual Total Returns, 10 Years [Percent]	13.05%
New York Life Premier Advisory Variable Annuity | MFS® International Intrinsic Equity Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MFS® International Intrinsic Equity Portfolio (formerly MFS® International Intrinsic Value Portfolio) — Service Class
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	32.96%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	9.68%
New York Life Premier Advisory Variable Annuity | MFS® Mid Cap Value Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid CapEquity
Portfolio Company Name [Text Block]	MFS® Mid Cap Value Portfolio — Service Class
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	5.75%
Average Annual Total Returns, 5 Years [Percent]	9.90%
Average Annual Total Returns, 10 Years [Percent]	9.69%
New York Life Premier Advisory Variable Annuity | MFS® Research International Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	MFS® Research International Portfolio — Service Class
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	21.75%
Average Annual Total Returns, 5 Years [Percent]	5.25%
Average Annual Total Returns, 10 Years [Percent]	7.27%
New York Life Premier Advisory Variable Annuity | Neuberger Berman AMT Mid Cap Growth Portfolio - Class S
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	5.23%
Average Annual Total Returns, 5 Years [Percent]	4.27%
Average Annual Total Returns, 10 Years [Percent]	10.71%
New York Life Premier Advisory Variable Annuity | Nomura VIP Small Cap Value Series - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series (formerly Macquarie VIP Small Cap Value Series) — Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	8.84%
New York Life Premier Advisory Variable Annuity | PIMCO VIT Income Portfolio - Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	PIMCO VIT Income Portfolio — Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	10.08%
Average Annual Total Returns, 5 Years [Percent]	3.31%
New York Life Premier Advisory Variable Annuity | PIMCO VIT International Bond Portfolio (US Dollar Hedged) - Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	3.85%
Average Annual Total Returns, 5 Years [Percent]	0.93%
Average Annual Total Returns, 10 Years [Percent]	2.78%
New York Life Premier Advisory Variable Annuity | PIMCO VIT Low Duration Portfolio - Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration Portfolio — Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	1.47%
Average Annual Total Returns, 10 Years [Percent]	1.69%
New York Life Premier Advisory Variable Annuity | PIMCO VIT Short-Term Portfolio - Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	PIMCO VIT Short-Term Portfolio — Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	4.57%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	2.65%
New York Life Premier Advisory Variable Annuity | PIMCO VIT Total Return Portfolio - Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio — Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	8.78%
Average Annual Total Returns, 5 Years [Percent]	(0.08%)
Average Annual Total Returns, 10 Years [Percent]	2.26%
New York Life Premier Advisory Variable Annuity | Principal VC Real Estate Securities Account - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	Principal VC Real Estate Securities Account — Class 2
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Portfolio Company Subadviser [Text Block]	Principal Real Estate Investors, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	0.92%
Average Annual Total Returns, 5 Years [Percent]	4.61%
Average Annual Total Returns, 10 Years [Percent]	5.67%
New York Life Premier Advisory Variable Annuity | Putnam VT International Value Fund - Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	Putnam VT International Value Fund — Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	34.68%
Average Annual Total Returns, 5 Years [Percent]	12.49%
Average Annual Total Returns, 10 Years [Percent]	8.86%
New York Life Premier Advisory Variable Annuity | Voya Growth and Income Portfolio - Class S
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	Voya Growth and Income Portfolio — Class S
Portfolio Company Adviser [Text Block]	Voya Investments, LLC (“Voya”)
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC (“VIM”)
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	17.94%
Average Annual Total Returns, 5 Years [Percent]	15.18%
Average Annual Total Returns, 10 Years [Percent]	14.33%
New York Life Premier Advisory Variable Annuity | Voya Intermediate Bond Portfolio - Class S
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Name [Text Block]	Voya Intermediate Bond Portfolio — Class S
Portfolio Company Adviser [Text Block]	Voya
Portfolio Company Subadviser [Text Block]	VIM
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	7.46%
Average Annual Total Returns, 5 Years [Percent]	(0.09%)
Average Annual Total Returns, 10 Years [Percent]	2.42%
New York Life Premier Advisory Variable Annuity | Western Asset Core Plus VIT Portfolio - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	Western Asset Core Plus VIT Portfolio — Class II+
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd.; and Western Asset Management Company Pte. Ltd.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	7.69%
Average Annual Total Returns, 5 Years [Percent]	(1.67%)
Average Annual Total Returns, 10 Years [Percent]	1.85%
New York Life Premier Advisory Variable Annuity | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Guarantees your beneficiaries will receive a benefit at least equal to the greatest of: (i) your Accumulation Value or (ii) the Return of Premium Death Benefit.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals, other than those made to pay Advisory Fees, could significantly reduce the benefit (possibly by an amount substantially greater than the actual amount withdrawn).•Withdrawals to pay Advisory Fees (in states other than New York) will reduce your Accumulation Value on a dollar for dollar basis.
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	The Standard Death Benefit – Death Before Annuity CommencementUnless amended by any rider attached to the policy, if the Owner dies prior to the Annuity Commencement Date, we will pay the Standard Death Benefit amount as proceeds to the designated Beneficiary(ies), as of the date the VPSC receives proof of death and all other required information in Good Order at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. With a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner, unless the surviving spouse has been designated the sole primary beneficiary. In that case, the surviving spouse can choose to continue the policy as discussed below. (See “FEDERAL TAX MATTERS—Taxation of Annuities in General.”) For policies owned by a grantor trust, benefits will be paid upon the death of any Annuitant. The Standard Death Benefit amount will be the greatest of: (a)your policy’s Accumulation Value; or (b)the Return of Premium Death Benefit. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Investment Division and the DCA Advantage Account in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. The remaining balance in the policy after paying each Beneficiary will remain in each Allocation Option in which the policy was invested as of the date we received proof of death in Good Order. Due to market fluctuations, the remaining Accumulation Value may increase or decrease, and we may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make any transfers between Allocation Options. We will make payments in a lump sum to a Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice in Good Order. If such an election is properly made, we will apply all or part of these proceeds: (i)under a Life Income Payment option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or (ii)under another Income Payment option we may offer at the time. Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner’s death (as determined for federal tax purposes), and must begin within one year after the policyowner’s death. (See “ANNUITY PAYMENTS (THE INCOME PHASE)—Income Payments.”) If your spouse (as defined under Federal law) is designated as the sole primary Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner and, (b) the Annuitant, if you were the Annuitant. Please note: if your spouse is not designated as the sole primary beneficiary, when you die, the death benefit will be paid to the beneficiary(ies) you named, even if your spouse was the joint owner of the policy. For policies with one Annuitant, if the Annuitant is not an Owner and the Annuitant dies before the Annuity Commencement Date, when we receive proof of death for the Annuitant, the Owner will become the Annuitant, and the policy will continue. If the policy is jointly owned, the first Owner named will become the Annuitant. For more information about spousal continuance for policies issued in New Jersey, see “APPENDIX 2 –State Variations.” If you have elected the IPR, your spouse may be entitled to the IPR Death Benefit. Please see “DESCRIPTION OF BENEFITS—Investment Preservation Rider - Advisory—IPR Death Benefit; Spousal Continuance with the IPR” for more information. We will make any distribution or application of policy proceeds within 7 days after VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus in Good Order, subject to postponement in certain circumstances. (See “The POLICIES—Delay of Payments.”)
Calculation Method of Benefit [Text Block]	How the Standard Death Benefit is Calculated Here is an example of how the Standard Death Benefit is calculated. Assume that: (1)You purchase this policy with a $200,000 premium payment; (2)A $20,000 withdrawal is made at the end of the second Policy Year, and the Accumulation Value immediately preceding the withdrawal is $240,000; (3)You die in the third Policy Year, and the Accumulation Value upon death is $175,000; At issue, the Return of Premium Death Benefit is equal to $200,000. Due to the $20,000 withdrawal at the end of the second Policy Year, the Return of Premium Death Benefit was reduced by $16,666.67, calculated as follows: ($20,000 / $240,000) * $200,000 = $16,666.67. Upon death in the third policy year, the Standard Death Benefit is $183,333.33, which is the greater of: a)the Accumulation Value upon death= $175,000, or b)Premium payments less any Return of Premium Death Benefit Proportional Withdrawal;= $183,333.33 calculated as follows ($200,000 - $16,666.67 = $183,333.33) The formula guarantees that the amount we pay will at least equal the sum of all premium payments (less any proportional reductions due to partial withdrawals other than those made to pay Advisory Fees), independent of the investment experience of the Separate Account. The Standard Death Benefit will only be reduced by Advisory Fees when the death benefit equals the Accumulation Value (which is reduced dollar for dollar by Advisory Fees in states other than New York) as shown in section (a). Advisory Fees do not reduce the Return of Premium Death Benefit as calculated in section (b). No part of the Advisory Fee is payable out of death benefit proceeds. In this example, your beneficiary would receive $183,333.33. Impact of Advisory Fees on the Standard Death Benefit (in states other than New York) Here is an example of how withdrawals to pay Advisory Fees impact your Standard Death Benefit. Assume that: (1)You purchase this policy with a $200,000 premium payment; (2)You have agreed to pay your investment advisor representative a fee for payment of Advisory Fees deducted monthly from your Accumulation Value; (3)You die in the third Policy Year, and the Accumulation Value upon death is $220,000 which reflects all policy activity that occurred prior to that date, including positive market performance and the deduction of cumulative policy fees, charges and Advisory Fees; At issue, the Return of Premium Death Benefit is equal to $200,000. Upon death in the third policy year, the Standard Death Benefit is the greater of: a)the Accumulation Value upon death= $220,000, or b)Premium payments less any Return of Premium Death Benefit Proportional Withdrawal;= $200,000 calculated as follows ($200,000 - $0.00 = $200,000) The formula guarantees that the amount we pay will at least equal the sum of all premium payments (less any proportional reductions due to partial withdrawals other than those to pay Advisory Fees), independent of the investment experience of the Separate Account. Advisory fees do not proportionally reduce the Return of Premium Death Benefit as calculated in section (b) above. They do, however, reduce the Accumulation Value by the amount withdrawn, thus limiting potential increases in the Accumulation Value as calculated in section (a). ●In this example, your Accumulation Value at death is higher than the Return of Premium Death Benefit. Accordingly, your beneficiary would receive $220,000.00.
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider - 7Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Offered Starting [Date]	Nov. 13, 2023
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider - 7Year Holding | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider - 10Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider - 10Year Holding | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider - 12Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider - 12Year Holding | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider - 13Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider - 13Year Holding | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider - 14Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider - 14Year Holding | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider - 15Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider - 15Year Holding | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Advisory Variable Annuity | IPR Reset and Rider Reset - 7Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
New York Life Premier Advisory Variable Annuity | IPR Reset and Rider Reset - 7Year Holding | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
New York Life Premier Advisory Variable Annuity | IPR Reset and Rider Reset - 10Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
New York Life Premier Advisory Variable Annuity | IPR Reset and Rider Reset - 10Year Holding | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Advisory Variable Annuity | IPR Reset and Rider Reset - 12Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Advisory Variable Annuity | IPR Reset and Rider Reset - 12Year Holding | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Advisory Variable Annuity | IPR Reset and Rider Reset - 13Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Advisory Variable Annuity | IPR Reset and Rider Reset - 13Year Holding | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Advisory Variable Annuity | IPR Reset and Rider Reset - 14Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Advisory Variable Annuity | IPR Reset and Rider Reset - 14Year Holding | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Advisory Variable Annuity | IPR Reset and Rider Reset - 15Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Advisory Variable Annuity | IPR Reset and Rider Reset - 15Year Holding | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider Reset - 7Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider Reset - 10Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider Reset - 12Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider Reset - 13Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider Reset - 14Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider Reset - 15Year Holding
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Advisory Variable Annuity | Annual Death Benefit Reset (ADBR) Rider
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Annual Death Benefit Reset (ADBR) Rider
Purpose of Benefit [Text Block]	Provides a new locked-in higher death benefit each year from the Policy Date (“Reset Anniversary”), if your investments increase in value.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]	•Only available at the time of application to policyowners aged 75 or younger.•Resets will continue on Reset Anniversaries until the Owner (or Annuitant if the Owner is not a natural person) is age 85.•Withdrawals, other than those made to pay Advisory Fees (in states other than New York), could significantly reduce the benefit (possibly by an amount substantially greater than the actual amount withdrawn).•Withdrawals to pay Advisory Fees (in states other than New York) will reduce your Accumulation Value on a dollar-for-dollar basis.•You cannot cancel the rider without surrendering the policy.•The rider is not available for Inherited Non-Qualified policies.
Name of Benefit [Text Block]	Annual Death Benefit Reset (ADBR) Rider
Operation of Benefit [Text Block]	Annual Death Benefit Reset RiderYou may enhance your Policy’s Standard Death Benefit by purchasing the optional ADBR Rider. The ADBR Rider is available only at the time of application to policyowners aged 75 or younger. You cannot cancel this Rider without surrendering your policy. The rider is not available for Inherited Non-Qualified polices. If you purchase this rider and you die prior to the Annuity Commencement Date, we will pay an amount as proceeds to the designated Beneficiary, as of the date we receive proof of death and all requirements necessary to make the payment in Good Order. For policies owned by a grantor trust, benefits will be paid upon the death of an Annuitant. With this rider, your death benefit will be the greater of: (a)the Standard Death Benefit payable under the policy (See “DESCRIPTION OF BENEFITS –The Standard Death Benefit–Death Before Annuity Commencement”); or (b)the ADBR Reset Value, as defined in the next paragraph, plus any additional premium payments made since the most recent “Reset Anniversary,” less proportional withdrawals (“ADBR Reset Value Proportional Reductions”) made since the most recent Reset Anniversary; or (c)any death benefit available under any other rider attached to the policy. We automatically calculate the ADBR Reset Value, with respect to any policy, every year from the Policy Date (“Reset Anniversary”) until you reach age 85. For policies owned by a grantor trust, the ADBR Reset Value will be calculated until any grantor reaches age 85. On the First Policy Anniversary, the ADBR Reset Value is defined as the greater of (a) the Accumulation Value on the first Policy Anniversary or (b) the Return of Premium Death Benefit. The ADBR Reset Value on the second and each subsequent Reset Anniversary is defined as the greatest of (a) the Accumulation Value on the current Reset Anniversary or (b) the ADBR Reset Value on the prior Reset Anniversary, plus any premium payments applied since the prior Reset Anniversary, less any ADBR Reset Value Proportional Reductions since the prior Reset Anniversary. The rider benefit will no longer reset after the Owner’s death. The only exception is if the policy remains in force under the spousal option provision of the Policy, if available. If the Owner is not a natural person, including a grantor trust, the rider benefit will no longer reset after the death of the Annuitant. In addition, in jurisdictions where approved, if an ownership change or assignment of the policy is made, other than as explicitly described in the rider, the rider will terminate, and no ADBR Reset Value will be payable. If the rider is terminated, the death benefit payable will be the benefit provided in the “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement” section of this Prospectus. An ADBR Reset Value Proportional Reduction is an amount equal to the amount withdrawn from the policy, after the first Policy Anniversary, (excluding amounts withdrawn to pay Advisory Fees in states other than New York), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the ADBR Reset Value immediately preceding the withdrawal.
Calculation Method of Benefit [Text Block]	We have set forth below an example of how the ADBR Rider works and how the ADBR Reset Value Proportional Reductions is calculated for an owner who is age 63 (in states other than New York). The current annual rider charge is 0.25% of the Reset Value as of the last Policy Anniversary, deducted quarterly. In this example, we have assumed the following: (1)you purchase this policy with a $200,000 initial premium payment (no additional premium payments are made); (2)in your first policy year, you have experienced market gains. After the deduction of all policy fees and charges, including Advisory Fees, your Accumulation Value as of the first Policy Anniversary is $250,000 (this is the Policy Year 1 ADBR Reset Value); (3)in the third quarter of policy year 2, after deduction of all policy fees and charges, including Advisory Fees, your current Accumulation Value is $240,000; (4)you make a withdrawal of $15,000 in the third quarter of Policy Year 2 when your Accumulation Value is $240,000; (5)you die immediately after the withdrawal; (6)the Accumulation Value on the date we receive the necessary requirements to pay the death benefit is $225,000 ($240,000 Accumulation Value – $15,000 withdrawal); and (7)the Death Benefit is the greatest of: a)the Accumulation Value on the date we receive the necessary requirements to pay the death benefit= $225,000 b)the Return of Premium Death Benefit= $187,500 calculated as described below: To calculate the Return of Premium Death Benefit, you must first determine the value of any Return of Premium Death Benefit Proportional Withdrawal. The Return of Premium Death Benefit Proportional Withdrawal equals the amount of partial withdrawals (not including any amounts withdrawn to pay Advisory Fees) ($15,000) divided by the policy’s Accumulation Value immediately preceding the withdrawal ($240,000), multiplied by the Return of Premium Death Benefit immediately preceding the withdrawal ($200,000): •($15,000/$240,000) x $200,000 = $12,500 is the proportional reduction. The total amount of premium payments made under the policy ($200,000) minus the Return of Premium Death Benefit Proportional Withdrawal ($12,500) equals the Return of Premium Death Benefit ($187,500). c)the Policy Year 2 “ADBR Reset Value,” which is the greatest of: 1.the Accumulation Value on the date we receive the necessary requirements to pay the death benefit or= $225,000 2.the prior ADBR Reset Value as of the last Reset Anniversary ($250,000), plus any premium payments since the prior Reset Anniversary ($0), less ADBR Reset Value Proportional Reductions since the prior Reset Anniversary ($15,625).= $234,375 calculated as described below: To calculate the ADBR Reset Value, you must first determine the value of any ADBR Reset Value Proportional Reduction. The ADBR Reset Value Proportional Reduction is an amount equal to the amount withdrawn from the policy, after the first Policy Anniversary, (excluding amounts withdrawn to pay Advisory Fees) ($15,000), divided by the policy’s Accumulation Value immediately preceding the withdrawal ($240,000), multiplied by the ADBR Reset Value immediately preceding the withdrawal ($250,000). •($15,000/$240,000) x $250,000 = $15,625 The prior ADBR Reset Value as of the last Reset Anniversary ($250,000), plus any premium payments since the prior Reset Anniversary ($0), less ADBR Reset Value Proportional Reductions since the prior Reset Anniversary ($15,625) equals $234,375.00. In this example, your Beneficiary would receive $234,375.00. Impact of Advisory Fees on the ADBR (in states other than New York) Here is an example of how withdrawals to pay Advisory Fees impact the ADBR Rider. We have assumed the following: (1)you purchase this policy with a $200,000 initial premium payment (no additional premium payments are made — this is the Return of Premium Death Benefit); (2)in your first policy year, after the deduction of all cumulative fees and charges, including Advisory Fees, you have experienced positive market performance and your Accumulation Value as of the first Policy Anniversary is $250,000 (this is the Policy Year 1 ADBR Reset Value); (3)in your second policy year, after the deduction of all cumulative fees and charges, including Advisory Fees, your current Accumulation Value has dropped to $240,000 on your second Policy Anniversary; (4)you die in your second policy year when your Accumulation Value is $240,000; (5)the Death Benefit is the greatest of: a)the Accumulation Value= $240,000 b)the Return of Premium Death Benefit= $200,000 c)the Policy Year 2 “ADBR Reset Value,” which is the greatest of: 1.the Accumulation Value or= $240,000 2.the prior ADBR Reset Value as of the last Reset Anniversary, plus any premium payments since the prior Reset Anniversary, less ADBR Reset Value Proportional Reductions since the prior Reset Anniversary.= $250,000 The formula guarantees that the amount we pay will at least equal the sum of all premium payments (less any proportional reductions due to partial withdrawals other than those to pay Advisory Fees), your highest ADBR Reset Value, or your Accumulation Value. Advisory fees do not proportionally reduce the Return of Premium Death Benefit as calculated in section (5)(b) above. They do, however, reduce the Accumulation Value by the amount withdrawn, thus limiting potential increases in the Accumulation Value as calculated in section (5)(a), and limiting potential increases to the ADBR Reset Value in (5)(c). In this example, your Beneficiary would receive the ADBR Reset Value of $250,000.00. The ADBR Rider ends upon the earliest of the following: 1)the Annuity Commencement Date, 2)the date you surrender the policy, 3)an ownership change or assignment of the policy, other than as described in the rider, or 4)the date we terminate the policy. Notwithstanding the foregoing, if your spouse, as the sole primary Beneficiary, elects to continue the policy as the new Owner upon your death, the Rider will not end and all of the Rider’s provisions and quarterly charges will continue to be deducted as if the new Owner had purchased the policy on the original Policy Date. You cannot cancel this Rider without surrendering your policy.
New York Life Premier Advisory Variable Annuity | IPR Advisory Death Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	IPR – Advisory Death Benefit
Purpose of Benefit [Text Block]	A death benefit that is available if you purchase the IPR. The IPR guarantees that your beneficiaries will receive the greater of: (i) the Standard Death Benefit; (ii) any death benefit available under any other rider attached to your policy; or (iii) the IPR Death Benefit.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]	•Only available at the time of application.•The IPR Death Benefit that is payable under the IPR may require that the Owner hold the policy for a minimum waiting period before the IPR Death Benefit equals the Guaranteed Amount under the IPR. If the Owner dies prior to the end of that required waiting period, the IPR Death Benefit will be equal to the first policy year premiums less any proportional withdrawals. (See DESCRIPTION OF BENEFITS – IPR for more information on IPR Death Benefit calculations.)•Similarly, if an IPR Reset is elected, a new waiting period, as applicable, will begin before the Guaranteed Amount is payable as the IPR Death Benefit. If the Owner dies prior to the end of the new applicable waiting period, the IPR Death Benefit will be equal to the Accumulation Value as of the Rider Reset Effective Date less any proportional withdrawals.•Only payable if the Owner’s spouse does not elect to continue the policy pursuant to its spousal continuance option. If the Owner’s spouse elects to continue the policy, the IPR will continue and the IPR Death Benefit will not be paid. •See the next table “OPTIONAL LIVING BENEFITS AVAILABLE FOR A FEE—IPR – Advisory” for more information about the restrictions and limitations applicable to the IPR.•Not available in certain jurisdictions. See APPENDIX 2 – State Variations
Name of Benefit [Text Block]	IPR – Advisory Death Benefit
New York Life Premier Advisory Variable Annuity | IPR Advisory
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	IPR - Advisory
Purpose of Benefit [Text Block]	Protects a percentage of your investment from loss for a specified Holding Period. If, after a specified Holding Period, your Accumulation Value is less than the amount guaranteed, we will make a one-time increase to your Accumulation Value to make it equal to the IPR Guaranteed Amount.You may request to reset the IPR Guaranteed Amount (an IPR Reset) under certain circumstances.In most jurisdictions, includes an IPR Death Benefit which is payable upon the death of the Owner if the Owner’s spouse does not elect to continue the policy.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]	•Only available at the time of application.•You should not select this rider unless you intend to keep the policy for at least as long as the Holding Period you’ve selected.•This rider provides no benefit if you surrender the policy before the end of the Holding Period.•Restricts the availability of certain investment options.•Premium payments are only permitted (a) in the first Policy Year or (b) after a specified Holding Period.•Withdrawals, other than those taken to pay Advisory Fees in states other than New York, could significantly reduce the benefit (possibly by an amount substantially greater than the actual amount withdrawn). During the first three Policy Years, if you take a withdrawal in excess of the IPR Free Withdrawal Amount, other than a withdrawal in connection with a partial annuitization, you will incur an IPR Termination and Withdrawal Charge.•Deductions to pay Advisory Fees (in states other than New York) will reduce your Accumulation Value on a dollar-for-dollar basis.•An IPR Reset starts a new Holding Period. New annual charges and Termination and Withdrawal Charges may apply after you elect an IPR Reset.•IPR Reset rights may be suspended or discontinued and are subject to age limits•Only available to policy owners aged 75 or younger.•The rider is not available for Inherited IRA, Inherited Roth IRA, or Inherited Non-Qualified policies.
Name of Benefit [Text Block]	IPR - Advisory
New York Life Premier Advisory Variable Annuity | IPR Termination and Withdrawal Charge
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
New York Life Premier Advisory Variable Annuity | Automatic Asset Rebalancing
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Automatic Asset Rebalancing
Purpose of Benefit [Text Block]	Automatically rebalances your Variable Accumulation Value (either quarterly, semi–annually, or annually) to maintain the percentage allocated to each Investment Division at a pre–set level.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Cannot be used with the traditional Dollar Cost Averaging option.•You must have a minimum Accumulation Value of $2,500 to elect this option, and a minimum of $2,500 to continue it as scheduled.
Name of Benefit [Text Block]	Automatic Asset Rebalancing
Operation of Benefit [Text Block]	Automatic Asset RebalancingThis policy feature, which is available at no additional cost, allows you to automatically maintain the percentage of your Variable Accumulation Value allocated to each Investment Division at a pre-set level. In states other than New York, unless you opt out of AAR on your application or in a subsequent notice, your policy will be subject to AAR. In New York, you must affirmatively elect AAR on your application or in a subsequent notice for your policy to be subject to AAR. AAR works as follows: You might specify that 40% of the Variable Accumulation Value of your policy be allocated to the NYLIM VP MacKay Convertible Investment Division, 40% of the Variable Accumulation Value be allocated to the NYLIM VP PineStone International Equity Investment Division, and 20% of the Variable Accumulation Value be allocated to the NYLIM VP Wellington Small Cap Investment Division. Over time, the fluctuations in returns from each of these Investment Divisions will shift the percentages of your Variable Accumulation Value in each Investment Division. Using AAR, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify.

You can choose to have AAR transfers made on your quarterly, semi-annual, or annual Policy Anniversary. If at any time you elect not to use the AAR feature and then change your mind, you or the Investment Advisor must send a completed AAR request form to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus or by any other method we make available. The VPSC must receive the completed AAR request form at least five Business Days before the date that the rebalancing is scheduled to begin. If we receive your completed AAR request form for this option less than five Business Days prior to the date you request rebalancing to begin, the reallocation will begin on the next rebalancing date based on the rebalancing frequency you selected. Faxed and e-mailed AAR requests are not currently accepted; however, we reserve the right to accept them at our discretion. You may modify an existing AAR by contacting us by phone at the number provided in the “CONTACTING NYLIAC” section of this Prospectus. We will suspend AAR automatically if the Variable Accumulation Value is less than $2,500 on a reallocation date. Once the Variable Accumulation Value equals or exceeds this amount, AAR will resume automatically as scheduled. There is no minimum amount that you must allocate among the Investment Divisions under this option. AAR may be cancelled if a premium allocation change or transfer is submitted on your behalf that is inconsistent with your current AAR arrangement. You may prevent this cancellation if a conforming AAR change is processed within one Business Day of the inconsistent premium allocation change or transfer. You may cancel the AAR feature at any time by sending a written cancellation request in Good Order to the VPSC or by contacting us by phone or online as described in the “CONTACTING NYLIAC” section of this Prospectus. You may not elect the AAR feature if you have selected the traditional Dollar Cost Averaging option. However, you have the option of alternating between these two features.
New York Life Premier Advisory Variable Annuity | Traditional Dollar Cost Averaging
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Traditional Dollar Cost Averaging
Purpose of Benefit [Text Block]	Automatically transfers a specific amount of money from any Investment Division to any combination of Investment Divisions at set intervals.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Cannot be used with the Automatic Asset Rebalancing option, or with an investment preservation rider.•You must have a minimum Accumulation Value of $2,500 to elect this option, and a minimum of $2,000 to continue as scheduled.
Name of Benefit [Text Block]	Traditional Dollar Cost Averaging
Operation of Benefit [Text Block]	Traditional Dollar Cost Averaging (not available with the IPR)This option, which is available at no additional cost, permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions You will specify the Investment Division(s) to transfer money from, the Investment Division(s) to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers (monthly, quarterly, semi–annually or annually). Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance in the Investment Division(s) you are transferring from is less than $100, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion. NYLIAC will make all traditional Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month except the 29th, 30th, or 31st. In order to process transfers under our traditional Dollar Cost Averaging Option, you or the Investment Advisor must send a written request in Good Order to the VPSC, at the address provided in the “CONTACTING NYLIAC” section of this Prospectus, or by any other method we may make available, no later than five Business Days prior to the date transfers are to begin. If your traditional Dollar Cost Averaging request is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request in Good Order. You may cancel the traditional Dollar Cost Averaging option at any time. To cancel the traditional Dollar Cost Averaging Option, you or your investment adviser representative must either send a written cancellation request in Good Order to the VPSC or at the address provided in the “CONTACTING NYLIAC” section of this Prospectus, call us at 1-800-598-2019, or by any other method we may make available. NYLIAC may also cancel this option if the Accumulation Value is less than $2,000, or such lower amount as we may determine. You may not elect the traditional Dollar Cost Averaging option if you have selected the Automatic Asset Rebalancing option. However, you have the option of alternating between these two features.
New York Life Premier Advisory Variable Annuity | The DCA Advantage Account
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	The DCA Advantage Account
Purpose of Benefit [Text Block]	Allows you to set up automatic dollar cost averaging using the DCAAdvantage Account when you make an initial premium payment or a subsequent premium payment of at least $2,000. The DCA Advantage Account transfers amounts automatically to the Investment Divisions you choose in up to six monthly increments and pays you interest on amounts remaining in the DCA Advantage Account.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•DCA Advantage Account duration may not extend beyond the Annuity Commencement Date.•You may not have more than one DCA Advantage Account open at the same time.•You must allocate a minimum of $2,000 to the DCA Advantage Account, any premium payment less than $2,000 will be allocated directly to the Investment Divisions in accordance with the instructions we have on file.•You cannot make transfers into the DCA Advantage Account from any Allocation Option.•The annual effective interest rate for the DCA Advantage Account shown on your Policy Data Page applies only to your initial premium payment. Interest rates applied to subsequent premium payments allocated to the DCA Advantage Account may differ.•The benefits payable under the DCA Advantage Account (including principal and interest) are payable from NYLIAC’s general account and are subject to its claims-paying ability.
Name of Benefit [Text Block]	The DCA Advantage Account
Operation of Benefit [Text Block]	The DCA Advantage AccountThis feature, which is available at no additional cost, permits you to set up automatic dollar cost averaging using the DCA Advantage Account when an initial premium payment or a subsequent premium payment is made. The DCA Advantage Account transfers amounts automatically to the Investment Divisions you choose in up to six monthly increments, as described below. We credit amounts in the DCA Advantage Account with interest. You can request the DCA Advantage Account in addition to traditional Dollar Cost Averaging or Automatic Asset Rebalancing. To set up a DCA Advantage Account you or your investment adviser representative must send written notice on a form specified by NYLIAC to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus or use any other method we may make available.
Calculation Method of Benefit [Text Block]	If you wish to allocate to the DCA Advantage Account, each premium payment you allocate to it must be at least $2,000. If your payment is less than the $2,000 minimum, it will not be allocated to the DCA Advantage Account. Instead, it will be automatically applied directly to the Investment Divisions that you have specified to receive transfers from the DCA Advantage Account. You must specify the Investment Divisions into which transfers from the DCA Advantage Account are to be made. However, you may not select the DCA Advantage Account if its duration would extend beyond the Annuity Commencement Date. We do not count transfers out of the DCA Advantage Account as part of your 25 free transfers each Policy Year. Dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day (or on the next Business Day if the day is not a Business Day) each subsequent month for the duration of the DCA Advantage Account. If a transfer is scheduled to occur on a day that does not exist in a month, it will be processed on the last day of that month or on the next Business Day if the last day of that month is not a Business Day. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly transfers and the remaining value in the DCA Advantage Account. For example, the amount of the first monthly transfer out of the DCA Advantage Account will equal 1/6 of the value of the DCA Advantage Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, ¼, 1/3, ½ and the remainder of the balance, respectively, of the value of the DCA Advantage Account on the date of each transfer. You may not have more than one DCA Advantage Account open at the same time. Accordingly, any subsequent premium payment we receive for a DCA Advantage Account that is already open will be allocated to that same DCA Advantage Account and will earn the same interest rate. The entire value of the DCA Advantage Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the DCA Advantage Account under which the 6–month term will end on December 31 and you make a subsequent premium payment to the 6-month DCA Advantage Account before December 31, we will allocate the subsequent premium payment to the same 6-month DCA Advantage Account already opened and transfer the entire value of the 6-month DCA Advantage Account to the Investment Divisions by December 31 even though a portion of the money was not in that DCA Advantage Account for the entire 6-month period. If an additional premium payment of $2,000 or more is allocated to the DCA Advantage Account after the duration has expired, the DCA Advantage Account will be re-activated and will earn the interest rate that is in effect on the Business Day the new premium payment is received at the VPSC (which may be different than prior interest rates applicable to prior DCA Advantage Accounts). You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Account. We will make partial withdrawals and transfers first from the DCA Advantage Account Accumulation Value attributed to the initial premium payment and then from the DCA Advantage Account Accumulation Value attributed to subsequent allocations in the order received. You cannot make transfers into the DCA Advantage Account from any Allocation Option.
New York Life Premier Advisory Variable Annuity | Payments Returned
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	$ 20
Other Transaction Fee, Current [Dollars]	$ 0
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider
Item 3. Key Information [Line Items]
Optional Benefits Footnotes [Text Block]	4 If you elect the IPR and cancel it, take a withdrawal in excess of the IPR Free Withdrawal Amount or surrender the policy within the first three Policy Years, the IPR Termination and Withdrawal Charge could substantially increase costs.[4] If you elect the IPR and cancel it, take a withdrawal in excess of the IPR Free Withdrawal Amount or surrender the policy within the first three Policy Years, the IPR Termination and Withdrawal Charge could substantially increase costs.
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
Optional Benefit Expense, Footnotes [Text Block]	Applies during the first three Policy Years and is assessed if the policy owner (i) cancels the IPR; (ii) surrenders the policy; and/or (iii) takes a partial withdrawal in excess of the IPR Free Withdrawal Amount. For variations to the IPR Termination and Withdrawal Charge and IPR Free Withdrawal Amount applicable to policies issued in New York, see APPENDIX 2 – State Variations.
Offered Starting [Date]	Feb. 10, 2025
Item 10. Benefits Available [Line Items]
Optional Benefit Expense, Footnotes [Text Block]	Applies during the first three Policy Years and is assessed if the policy owner (i) cancels the IPR; (ii) surrenders the policy; and/or (iii) takes a partial withdrawal in excess of the IPR Free Withdrawal Amount. For variations to the IPR Termination and Withdrawal Charge and IPR Free Withdrawal Amount applicable to policies issued in New York, see APPENDIX 2 – State Variations.
Operation of Benefit [Text Block]	Investment Preservation Rider – AdvisoryThe Investment Preservation Rider – Advisory (“IPR”) is available only at the time of application. While the IPR is in effect, you may only make premium payments to the policy (a) in the first Policy Year or (b) after the Holding Period End Date. The IPR allows you to choose among six different Holding Periods. If you purchase the IPR, you will be eligible to receive a one-time adjustment to your Accumulation Value in the event that your Accumulation Value is less than the amount guaranteed under the IPR on the applicable policy anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period you choose. (For more information about IPR provisions that are applicable in New York and other jurisdictions, see APPENDIX 2 – State Variations). The IPR is available with all Non-Qualified (other than Inherited Non-Qualified policies), IRA, SEP IRA, Roth IRA and SIMPLE IRA policies if the Owner (oldest Owner, if the policy is jointly owned) and the Annuitant (oldest Annuitant, if the policy had joint Annuitants) are age 75 or younger on the Rider Effective Date. The rider is not available on Inherited IRA, Inherited Roth IRA or Inherited Non-Qualified policies. With the IPR, you do not have to surrender the policy to receive any applicable benefit. You will be eligible to receive any benefit payable on the Policy Anniversary for the Holding Period you chose after the later of the Policy Date or the most recent reset date. You do not need to take any action. We will inform you in writing if you are eligible to receive the one-time adjustment to your Accumulation Value under the IPR. We will also inform you of your options in the event that such one-time adjustment is made to your Accumulation Value which are to (i) surrender the policy and receive the adjusted Accumulation Value, or (ii) continue the policy at the adjusted Accumulation Value, which is subject to market fluctuation. If you are eligible to receive an adjustment, we will credit an amount to your Accumulation Value pro rata in accordance with your allocations currently on file. If you surrender the policy, amounts paid to you under the IPR may be taxable and you may be subject to a 10% penalty tax if such amounts are paid before you reach age 59-½. You may request to reset the guaranteed amount (an “IPR Reset”) under certain circumstances, as described below. The IPR ends on the applicable policy anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period you choose (See “DESCRIPTION OF BENEFITS–Investment Preservation Rider–IPR Death Benefit” regarding the terms under which such death benefit may continue after the IPR ends). The applicable policy anniversary depends on the Holding Period you choose. While the IPR is in effect and prior to the Holding Period End Date, we will deduct a charge from your Accumulation Value on each policy quarter. (See “CHARGES AND DEDUCTIONS–Optional Benefit Expenses–Annual Charge for the Investment Preservation Rider” and the Rate Sheet Prospectus Supplement for current charges). When you make a withdrawal (including required minimum distributions from IRAs, but excluding any amount withdrawn to pay Advisory Fees in states other than New York), we will reduce the amount that is guaranteed (the “IPR Guaranteed Amount”) under the IPR proportionally (“IPR Guaranteed Amount Proportional Reduction”). An IPR Guaranteed Amount Proportional Reduction is equal to the amount withdrawn from the policy divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the IPR Guaranteed Amount immediately preceding the withdrawal. All amounts withdrawn from the policy except for withdrawals to pay Advisory Fees in states other than New York will result in an IPR Guaranteed Amount Proportional Reduction. This includes required minimum distributions from IRAs and amounts that are withdrawn as an IPR Free Withdrawal Amount. For example, if you withdrew 10% of your Accumulation Value, your IPR Guaranteed Amount will be reduced by 10%. Please note that benefits payable under the IPR are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC. No third-party guarantees are involved. The IPR Guaranteed Amount For policies applied for with applications signed on or before April 30, 2023, The IPR Guaranteed Amount will equal 100% of the sum of all premium payments made in the first Policy Year, less all IPR Guaranteed Amount Proportional Reductions made during the rider Holding Period. An example of how the IPR Guaranteed Amount is calculated, including how we calculate the IPR Guaranteed Amount Proportional Reduction, is shown below in the “DESCRIPTION OF BENEFITS–Investment Preservation Rider–How the IPR is Calculated.” For policies with applications signed on or after May 1, 2023, the Guaranteed Amount will equal the IPR Guarantee Percentage of the sum of all premium payments made in the first Policy Year, minus all IPR Guaranteed Amount Proportional Reductions made during the rider Holding Period. The IPR Guarantee Percentage used to determine the IPR Guaranteed Amount is subject to change and will depend on when you purchase your policy. Once you purchase the policy, however, IPR Guarantee Percentage will not change for the life of the IPR. For current percentages applicable to new purchases, please see the Rate Sheet Prospectus Supplement. See APPENDIX 3 for IPR Guarantee Amount Percentages that applied to historical purchases. IPR Investment Restrictions If you purchase the IPR, you will be allowed to allocate your premium payments to the Investment Divisions and the DCA Advantage Account subject to the restrictions set forth in APPENDIX 1B and APPENDIX 1C. If you purchase the IPR, there will be limitations on how you allocate to the Investment Divisions. You may allocate your premium payments to Investment Divisions in the Asset Allocation Categories in accordance with the specified thresholds. Individual transfers between Investment Divisions and the DCA Advantage Account are not allowed. If you wish to complete a reallocation between the Investment Divisions, you or your investment adviser representative must call us at 1-800-598-2019, submit the request online at www.newyorklife.com or send a reallocation form to the VPSC at one of the addresses in the “CONTACTING NYLIAC” section of this Prospectus. Each policy quarter, we will automatically rebalance your current allocations to conform to your most recent allocation instructions. The Investment Division restrictions associated with the IPR seek to moderate overall volatility or hedge against down-market volatility and may limit your participation in positive investment performance. Other investment options that are available if you do not purchase the IPR may offer the potential for higher returns. You should consult with your investment adviser representative and carefully consider whether the Investment Division restrictions associated with the IPR meet your investment objectives and risk tolerance. The Asset Allocation Categories and the Investment Divisions available with IPR are set forth in APPENDIX 1B and APPENDIX 1C. If you choose an IPR Reset, the restrictions on investment allocations may change. These changes could include an adjustment to the minimum and/or maximum allocation percentages available under the Asset Allocation Categories, adding or removing Asset Allocation Categories, or discontinuing the availability of the DCA Advantage Account. We will notify you if any such changes occur. The Effects of Surrendering the Policy or Cancelling the IPR You may cancel the IPR within thirty (30) days after delivery of the policy without penalty. To cancel, you or your investment adviser representative must return the IPR to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. Upon receipt of this request, we will promptly cancel the IPR and refund any IPR charges which may have been deducted. After this 30-day period and up until three years from the Policy Date, you still have the right to discontinue the IPR, however, we will assess the IPR Termination and Withdrawal Charge. The charge will be deducted pro rata from each Allocation Option in which you are invested on the date of the deduction. We will not refund any IPR charges that may have been deducted if you cancel the IPR after thirty days. (See “CHARGES AND DEDUCTIONS–Transaction Expenses–IPR Termination and Withdrawal Charge”). The cancellation of the IPR after the 30-day period will be effective as of the date the VPSC receives your cancellation request in Good Order. You and your investment adviser representative should consider the cost of cancelling the IPR prior to purchasing it. Please consult with your investment adviser representative for more information about the effects of cancelling the IPR. The IPR will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to receive a potential one-time adjustment to your Accumulation Value. Therefore, you should purchase the IPR only if you intend to keep the policy for at least the rider Holding Period you choose (7, 10, 12, 13, 14 or 15 years). If you surrender the policy within the first three Policy Years, we will assess an IPR Termination and Withdrawal Charge of 2.00% on the IPR Guaranteed Amount that exceeds the IPR Free Withdrawal Amount. (See “CHARGES AND DEDUCTIONS–Transaction Expenses–IPR Termination and Withdrawal Charge and APPENDIX 2 – State Variations for a variation to the IPR Termination and Withdrawal Charge applicable to policies issued in New York.”). This charge will be assessed on the Business Day that we receive your request to surrender in Good Order. The charge will be deducted from the amount of proceeds paid to you upon surrender. In most jurisdictions, the IPR will terminate if an ownership change or assignment of the policy is made, other than as explicitly described in the rider. For more information where an ownership change will not terminate the IPR, see APPENDIX 2 – State Variations. We will not assess an IPR Termination and Withdrawal Charge in the event of an ownership change or policy assignment. The Effects of Withdrawals on the IPR Any withdrawal (including required minimum distributions from IRAs, but excluding any amounts withdrawn to pay Advisory Fees in states other than New York) reduces the IPR Guaranteed Amount proportionally and the amount of charges assessed for the IPR. While the IPR is in effect, withdrawals will be deducted proportionally from the Allocation Options. However, please note that charges assessed for the IPR prior to the date of any withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted. It is important to note that if you make any withdrawals (including required minimum distributions from IRAs, but excluding any amounts withdrawn to pay Advisory Fees in states other than New York) while the IPR is in effect, you may not be able to receive the full value of the IPR. The reduction in the IPR Guaranteed Amount may be significant, and could be greater than the actual amount withdrawn. This may occur when you request a withdrawal at a time when your Accumulation Value is lower than the IPR Guaranteed Amount (see example below). In addition, if you take any withdrawals in excess of the IPR Free Withdrawal Amount during the first three Policy Years, we will assess an IPR Termination and Withdrawal Charge of 2.00% of the IPR Guaranteed Amount that exceeds the IPR Free Withdrawal Amount. As a result, the IPR may not be appropriate for you if you intend to take withdrawals (including required minimum distributions from IRAs) before the end of the Holding Period you choose. Please note, however, that withdrawals to pay Advisory Fees do not count towards your IPR Free Withdrawal Amount. You should consult your investment adviser representative and your tax adviser if you have any questions about the use of the IPR in your tax situation.
Calculation Method of Benefit [Text Block]	How the IPR is Calculated We have set forth below an example of how the benefit from the IPR may be realized, how withdrawals (including required minimum distributions from IRAs) will impact the IPR Guaranteed Amount, and how we calculate IPR Guaranteed Amount Proportional Reduction. In this example, we have assumed the following: (1)IPR with a 10, 12, 13, 14, or 15-year Holding Period is purchased at the time of application; (2)An initial premium payment of $100,000 is made; (3)Your IPR Guarantee Percentage is 100%, therefore, the Guaranteed Amount equals 100% of the sum of all premium payments that we receive in the first Policy Year, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period; (4)No additional premium payments are made; (5)Cumulative withdrawals to pay Advisory Fees total $8,000 by the eighth policy year; (6)A withdrawal of $20,000 is made in the eighth policy year; (7)Your Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and (8)As of the Holding Period End Date, your Accumulation Value on the Policy Anniversary corresponding to the Holding Period you chose has decreased to $50,000. The IPR Guaranteed Amount when we issued the policy was $100,000. When the withdrawal was made in the eighth Policy Year, we reduced the IPR Guaranteed Amount by the amount of the IPR Guaranteed Amount Proportional Reduction. We calculated the amount of the IPR Guaranteed Amount Proportional Reduction by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the IPR Guaranteed Amount immediately preceding the withdrawal. Withdrawals to pay Advisory Fees do not count towards the proportional reduction. •IPR Guaranteed Amount Proportional Reduction = ($20,000/$80,000) x $100,000 = $25,000 To determine the new IPR Guaranteed Amount after the withdrawal, we subtracted the amount of the IPR Guaranteed Amount Proportional Reduction from the initial IPR Guaranteed Amount: ($100,000 – $25,000) = $75,000. On the Policy Anniversary for the Holding Period you chose, the Accumulation Value ($50,000) is less than the IPR Guaranteed Amount of $75,000. Therefore, you are eligible to receive a one-time adjustment to your Accumulation Value of $25,000. After the adjustment is paid, the rider will end. You would not have been eligible to receive this adjustment to your Accumulation Value if you had not purchased the IPR. Upon your death, the IPR and the policy will terminate unless your spouse chooses to continue the policy. Your spouse must be the sole primary beneficiary to continue the IPR and the policy. If your spouse chooses to continue the IPR and the policy, no death benefit proceeds will be paid upon your death. See “Spousal Continuance with the IPR” below for more information.
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | NYLIM VP American Century Large Cap Equity Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | NYLIM VP Balanced Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | NYLIM VP Bond Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | NYLIM VP CBRE Global Infrastructure Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | NYLIM VP Conservative Allocation Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | NYLIM VP Dimensional U.S. Equity Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | NYLIM VP Epoch U.S. Equity Yield Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | NYLIM VP Fidelity Institutional AM Utilities Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | NYLIM VP Floating Rate Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | NYLIM VP Hedge Multi-Strategy Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | NYLIM VP Income Builder Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | NYLIM VP Janus Henderson Balanced Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | NYLIM VP MacKay Convertible Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | NYLIM VP MacKay High Yield Corporate Bond Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | NYLIM VP MacKay Strategic Bond Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | NYLIM VP MacKay U.S. Infrastructure Bond Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | NYLIM VP MFS® Investors Trust Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | NYLIM VP MFS® Research Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | NYLIM VP Moderate Allocation Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | NYLIM VP Natural Resources Portfolio - Initial Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | NYLIM VP Newton Technology Growth Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | NYLIM VP Pimco Real Return Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | NYLIM VP PineStone International Equity Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | NYLIM VP SP 500 Index Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | NYLIM VP Schroders Mid Cap Opportunities Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | NYLIM VP Small Cap Growth Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | NYLIM VP U.S. Government Money Market Portfolio - Initial Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | NYLIM VP Wellington Small Cap Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | NYLIM VP Winslow Large Cap Growth Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | AB VPS Relative Value Portfolio - Class B
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | American Funds IS Asset Allocation Fund - Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | American Funds IS The Bond Fund of America® - Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | American Funds IS Capital World Bond Fund® - Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | American Funds IS Growth Fund - Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | American Funds IS Growth-Income Fund - Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | American Funds IS New World Fund® - Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | American Funds IS Small Cap World Fund - Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | American Funds IS U.S. Government Securities Fund®- Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | American Funds IS Washington Mutual Investors Fund - Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | BlackRock® Global Allocation V.I. Fund - Class III
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | BlackRock® High Yield V.I. Fund - Class III
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Columbia Variable Portfolio - Emerging Markets Bond Fund - Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Columbia Variable Portfolio - Intermediate Bond Fund - Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Columbia Variable Portfolio - Small Cap Value Discovery Fund - Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Columbia Variable Portfolio - Small Company Growth Fund - Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | DWS Alternative Asset Allocation VIP - Class B
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Fidelity® VIP Bond Index Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Fidelity® VIP Contrafund Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Fidelity® VIP Emerging Markets Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Fidelity® VIP Equity-Income Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Fidelity® VIP Extended Market Index Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Fidelity® VIP FundsManager® 60 Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Fidelity® VIP Health Care Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Fidelity® VIP International Capital Appreciation Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Fidelity® VIP International Index Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Fidelity® VIP Mid Cap Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Franklin Gold and Precious Metals VIP Fund - Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Franklin Templeton Moderately Aggressive Model Portfolio - Class II
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Franklin Templeton Moderate Model Portfolio - Class II
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Franklin Templeton Moderately Conservative Model Portfolio - Class II
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Franklin Templeton Conservative Model Portfolio - Class II
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Goldman Sachs VIT International Equity Insights Fund - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Invesco V.I. EQV International Equity Fund - Series II Shares
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Invesco V.I. Main Street Small Cap Fund® - Series II Shares
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Janus Henderson Enterprise Portfolio - Service Shares
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Janus Henderson Global Research Portfolio - Service Shares
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Lord Abbett Series Fund Inc. - Short Duration Income Portfolio - Class VC
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | LVIP ClearBridge Appreciation Fund - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | MFS® International Intrinsic Equity Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | MFS® Mid Cap Value Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | MFS® Research International Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Neuberger Berman AMT Mid Cap Growth Portfolio - Class S
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Nomura VIP Small Cap Value Series - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | PIMCO VIT Income Portfolio - Advisor Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | PIMCO VIT International Bond Portfolio (US Dollar Hedged) - Advisor Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | PIMCO VIT Low Duration Portfolio - Advisor Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | PIMCO VIT Short-Term Portfolio - Advisor Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | PIMCO VIT Total Return Portfolio - Advisor Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Principal VC Real Estate Securities Account - Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Putnam VT International Value Fund - Class IB
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Voya Growth and Income Portfolio - Class S
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Voya Intermediate Bond Portfolio - Class S
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Western Asset Core Plus VIT Portfolio - Class II
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Offered Ending [Date]	Feb. 10, 2025
New York Life Premier Advisory Variable Annuity | IPR and ADBR Package
Item 3. Key Information [Line Items]
Optional Benefits Footnotes [Text Block]	[3]The minimum fee reflects the current charge for the Annual Death Benefit Rider, calculated as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the IPR (7 Year Holding Period), calculated as a percentage of the amount guaranteed under the IPR.[3] The minimum fee reflects the current charge for the Annual Death benefit Rider, calculated as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the IPR (7 Year Holding Period), calculated as a percentage of the amount that is guaranteed under the IPR.
New York Life Premier Advisory Variable Annuity | IPR Reset and Rider Reset
Item 4. Fee Table [Line Items]
Offered Starting [Date]	Feb. 10, 2025
New York Life Premier Advisory Variable Annuity | IPR Reset and Rider Reset | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Offered Starting [Date]	May 01, 2022
New York Life Premier Advisory Variable Annuity | IPR Reset
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	IPR Reset You can decide to reset your rider to increase the IPR Guaranteed Amount. You may request to reset the IPR Guaranteed Amount at any time while the IPR is in effect as long as (a) the Owner (oldest Owner, if the Policy is jointly owned) and the Annuitant (oldest Annuitant, if there are joint Annuitants) are age 75 or younger, and (b) prior to the reset, your Accumulation Value multiplied by the IPR Guarantee Percentage is greater than the IPR Guaranteed Amount. For a reset, you must send a written request in Good Order to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date we receive the request to reset (the “Rider Reset Effective Date”) and, at such time, the IPR Guaranteed Amount will be increased to the IPR Guarantee Percentage of your Accumulation Value as of the Rider Reset Effective Date. After the reset(s), IPR Guaranteed Amount Proportional Reductions still apply during the new Holding Period. Additionally, upon reset of policies purchased on or after November 13, 2023, for any Holding Period selected, where the Guarantee Percentage under the IPR is 101% or more, the terms of the IPR Death Benefit are also reset so that the death of the Owner must be within or after the last two years of the new Holding Period End Date in order for the IPR Death Benefit to equal the Guaranteed Amount; if the death of the Owner is earlier than within two years of the new Holding Period End Date, the IPR Death Benefit will be the Accumulation Value as of the Rider Reset Effective Date less any proportional withdrawals. Please be advised that the charge you pay for the IPR after you elect to reset (including any applicable IPR Termination and Withdrawal Charge) may be different than the charges you paid prior to the Rider Reset Effective Date; provided, however, that such charges will never exceed the guaranteed maximum charge set forth in the “FEE TABLE.” Please see the Rate Sheet Prospectus Supplement that is in effect as of your Rider Reset Effective Date for the charges that will apply to your IPR after reset. In addition, upon reset, your allocation restrictions may change. Please consult your investment adviser representative before exercising your right to reset. If you elect to reset, a new rider Holding Period with the same duration as the original rider Holding Period will begin as of the Rider Reset Effective Date. This means, for example, if you purchase the IPR with a 12 year Holding Period, and you elect to reset in policy year four (4), a new 12-year Holding Period will begin on the Policy Anniversary immediately following the date we receive your request to reset. You will not be eligible to receive a one-time adjustment to your Accumulation Value until the Policy Anniversary following the end of the new rider Holding Period. Other than in New York, we can suspend or discontinue the ability to reset the IPR Guaranteed Amount at any time in our sole discretion on a nondiscriminatory basis. If we decide to suspend or discontinue the ability to reset the IPR Guaranteed Amount, we will promptly notify you in writing. Please contact investment adviser representative for more information. A policyowner may cancel an IPR Reset at any time prior to or within thirty (30) days after the Rider Reset Effective Date. If you cancel your request to reset, no change will be made to the IPR Guaranteed Amount, Holding Period, Holding Period End Date, Rider Effective Date (if previously reset, the Rider Reset Effective Date), allocation restrictions, the IPR Charge or IPR Termination and Withdrawal Charge, if applicable.
Calculation Method of Benefit [Text Block]	Example of an IPR Reset In this example, we have assumed the following (1)IPR with a 10-year Holding Period is purchased at the time of application; (2)An initial premium payment of $100,000 is made; (3)Your IPR Guarantee Percentage is 100%, therefore, the Guaranteed Amount equals 100% of the sum of all premium payments that we receive in the first Policy Year, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period; (4)No additional premium payments are made; (5)On Policy Year 4, after deduction of all cumulative policy fees and charges, including Advisory Fees (in states other than New York), your Accumulation Value increases due to market gain to $130,000; (6)Because you have experienced market gains by Policy Year 4, you decide to request an IPR Reset as of the 4th Policy Anniversary; (7)After the reset, your new Guaranteed Amount is $130,000; and (8)Your Holding Period End Date is extended an additional 10 years (Policy Year 14).
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider Death Benefit
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	IPR Death Benefit (not available in certain jurisdictions)If you purchased your policy on or prior to November 12, 2023 For the 10, 12, 13, 14 and 15-year Holding Periods: If the Owner dies on or before the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the IPR Death Benefit will be equal to the greatest of 1, 2 or 3(a). If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s spousal continuance provisions, the IPR Death Benefit will be equal to the greatest of 1, 2 or 3(b). (1)The Standard Death Benefit payable under the policy (see “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”); (2)Any death benefit available under any other rider attached to the policy; or (3)The IPR Death Benefit, which is: (a)The IPR Guaranteed Amount; or (b)The IPR Guaranteed Amount on the Holding Period End Date, increased by any premium payments received after the Holding Period End Date and reduced proportionally for withdrawals (including required minimum distributions from IRAs, but excluding amounts withdrawn to pay Advisory Fees) taken after the Holding Period End Date. For the IPR Death Benefit in (b) above, the proportional reduction for withdrawals is equal to the amount withdrawn (including any IPR Termination and Withdrawal Charges you may incur as a result of the withdrawal, but excluding any amounts withdrawn to pay Advisory Fees), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR Death Benefit immediately preceding the withdrawal. If you purchased your policy on or after November 13, 2023 For policies where the IPR Guarantee Percentage is 100% or less: If the Owner dies on or before the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the IPR Death Benefit will be equal to the greatest of 1, 2 or 3(a). If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s spousal continuance provisions, the IPR Death Benefit will be equal to the greatest of 1, 2 or 3(b). (1)The Standard Benefit payable under the policy. (See “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”.) (2)Any death benefit available under any other rider attached to the policy; or (3)The IPR death benefit, which is: (a)The IPR Guaranteed Amount; or (b)The IPR Guaranteed Amount on the Holding Period End Date, increased by any premium payments received after the Holding Period End Date and reduced proportionally for withdrawals (including required minimum distributions from IRAs, but excluding amounts withdrawn to pay Advisory Fees) taken after the Holding Period End Date. For the IPR death benefit in (b) above, the proportional reduction for partial withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR death benefit immediately preceding the withdrawal. For policies where the IPR Guarantee Percentage is 101% or more: If the Owner dies within the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(a). If the Owner dies before the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(b). If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(c). (1)The amount of the death benefit payable under the policy. (See “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”.) (2)Any death benefit available under any other rider attached to the policy. (3)The IPR Death Benefit, which is: (a)The Guaranteed Amount; or (b)A portion of the Guaranteed Amount which is determined by dividing the Guaranteed Amount by the applicable IPR Guarantee Percentage as reflected on your IPR rider date page (See the Rate Sheet Prospectus Supplement for the IPR Guaranteed Amount Percentage applicable for new purchases); or (c)The Guaranteed Amount on the Holding Period End Date, increased by any premium payments received after the Holding Period End Date and reduced proportionally for withdrawals (including required minimum distributions from IRAs, but excluding amounts withdrawn to pay Advisory Fees) taken after the Holding Period End Date. For the IPR death benefit in (c) above, the proportional reduction for partial withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR death benefit immediately preceding the withdrawal. Payment of a death benefit terminates the IPR. It is important to note that for purposes of calculating the IPR Guaranteed Amount under the IPR Death Benefit, partial withdrawals (including required minimum distributions, but excluding amounts withdrawn to pay Advisory Fees in states other than New York) proportionally reduce the IPR Guaranteed Amount while additional premium payments made in the first Policy Year increase the IPR Guaranteed Amount dollar for dollar. This means that under certain market conditions, a partial withdrawal could have a much more significant impact on the IPR Guaranteed Amount (negatively) than would a premium payment made in the same amount (positively). For example, assume that you are in your first Policy Year. You made an initial premium payment of $100,000. Assuming that the IPR Guarantee Percentage is 100%, your Guaranteed Amount will be 100% of the sum of all premium payments that we receive in the first Policy Year (i.e., $100,000). Assume further, however, that your Accumulation Value immediately dropped due to negative market performance and is now only $80,000. If you requested a withdrawal of $20,000 at a time where your Accumulation Value was less that the IPR Guaranteed Amount, the IPR Guaranteed Amount Proportional Reduction would operate to lower the IPR Guaranteed Amount by $25,000. Your IPR Guaranteed Amount after the withdrawal would be $75,000. See the above “How the IPR is Calculated” to see how this would occur. Although you only requested a withdrawal of $20,000, it resulted in a $25,000 reduction of the benefit guaranteed by the IPR. If, however, there had been no negative market performance and you made a premium payment of $20,000 instead of a withdrawal, the effect on your IPR Guarantee would be to increase your IPR Guaranteed Amount by $20,000 so that it is now $120,000. A withdrawal, therefore, may have a greater impact on the value of the benefit than would a payment made in the same amount. Please consult your investment adviser representative before making a withdrawal to discuss its impact on your IPR benefit. Spousal Continuance with the IPR Using the first death benefit above example, assume that instead of electing the IPR Death Benefit when the policyowner died in Policy Year 5, the surviving spouse elected to continue the policy as the new Owner. All of the values that existed at the time of the original policyowner’s death would simply continue as though the spouse as the new Owner had purchased the policy on the original Policy Date. For example: (1)The IPR Guaranteed Amount would be $150,000 because the deceased spouse reset it in Policy Year 4. Since a new 10 year Holding Period began upon the reset, there are 9 years left in the IPR Holding Period. (2)The Accumulation Value in Policy Year 5 at the time of death is still $140,000 and the policy will continue. The surviving spouse has all rights under the policy, including the ability to make transfers, premium payments and withdrawals. The surviving spouse may also elect to reset the IPR Guaranteed Amount if he or she chooses. Please note that for jointly-owned policies, a spouse can only elect to continue the policy if the surviving spouse has been designated the sole primary beneficiary of the policy. If someone other than the surviving spouse is designated as a beneficiary, the spousal continuance option is not available. Impact of Advisory Fees on the IPR (in states other than New York) Here is an example of how withdrawals to pay Advisory Fees impact the IPR Guaranteed Amount. The IPR Guaranteed Amount will equal the IPR Guarantee Percentage of the sum of all premium payments made in the first Policy Year, less all IPR Guaranteed Amount Proportional Reductions made during the rider Holding Period. Withdrawals to pay Advisory Fees, however, are not considered an IPR Guaranteed Amount Proportional Reduction and therefore do not operate to reduce the IPR Guaranteed Amount. Assuming the following: (1)IPR with a 10-year Holding Period is purchased at the time of application; (2)An initial premium payment of $100,000 is made; (3)The IPR Guarantee Percentage is 100%; therefore, the Guaranteed Amount is 100% of the sum of all premium payments that we receive in the first Policy Year, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period (4)No additional premium payments or withdrawals are made; (5)A withdrawal of $800 is made each year for 10 years to pay Advisory Fees; (6)No other withdrawals are made; (7)On the 10th Policy Anniversary (the Holding Period End Date), your Accumulation Value has decreased to $80,000 due to market losses and cumulative withdrawals of $8,000 to pay Advisory Fees; The IPR Guaranteed Amount when we issued the policy was $100,000 (the IPR Guarantee Percentage of the sum of the premiums paid in the first Policy Year). Because amounts withdrawn to pay Advisory Fees do not operate to reduce the amount guaranteed, the IPR Guaranteed Amount has remained $100,000 after the 10-year Holding Period. On the 10th Policy Anniversary, the Accumulation Value ($80,000) is less than the IPR Guaranteed Amount of $100,000. Therefore, on your 10th Policy Anniversary, you will be eligible to receive a one-time increase of $20,000 to your Accumulation Value. See “DESCRIPTION OF BENEFITS—Investment Preservation Rider - Advisory” for more information. Withdrawals to pay Advisory Fees do, however, impact the amount that could be guaranteed under the rider if you elect an IPR Reset. At any point while the IPR is in effect, if your Accumulation Value is greater than the IPR Guaranteed Amount, you can elect to “reset” your rider (an IPR Reset) so that the new guaranteed amount will equal your IPR Guarantee Percentage of the higher Accumulation Value. To the extent that payment of Advisory Fees from your policy reduce your Accumulation Value, such fees will also reduce the potential for increases in the IPR Guaranteed Amount that could be elected under an IPR Reset. See “DESCRIPTION OF BENEFITS—Investment Preservation Rider – Advisory—IPR Reset” for more information about to conditions and consequences of an IPR Reset. Please consult your investment adviser representative to determine whether an IPR Reset may be appropriate for you. Impact of Advisory Fees on an IPR Reset (in states other than New York) To demonstrate the impact of Advisory Fees on an IPR Reset, assume the following: (1)IPR with a 10-year Holding Period is purchased at the time of application; (2)An initial premium payment of $100,000 is made; (3)The Guaranteed Amount equals 100% of the sum of all premium payments that we receive in the first Policy Year, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period; (4)No additional premium payments are made; (5)Your IPR Guaranteed Amount is $100,000; (6)By Policy Year 4, you have paid policy fees and charges, as well as cumulative Advisory Fees. Nevertheless, your Accumulation Value has increased to $130,000 due to market gains. You choose to elect an IPR Reset to lock-in those gains to increase your Guaranteed Amount under the IPR; (7)You request an IPR Reset as of the 4th policy anniversary; (8)After the request to reset, your new Guaranteed Amount is $130,000; (9)Your Holding Period End Date is extended an additional 10 years on the 4th policy anniversary (Policy Year 14). Because Advisory Fees reduce your Accumulation Value dollar for dollar by the amount paid, they limit potential increases to the amount you could guarantee under an IPR Reset as calculated in (5) above.
Calculation Method of Benefit [Text Block]	Calculation of the IPR Death Benefit Here is an example of how the IPR Death Benefit is calculated: (1)IPR with a 10-year Holding Period is purchased at the time of application; (2)An initial premium payment of $100,000 is made; (3)The Guarantee Percentage is 100%; therefore, the Guaranteed Amount is 100% of the sum of all premium payments that we receive in the first Policy Year, less all the Guaranteed Amount Proportional Reductions made during the rider Holding Period; (4)No additional premium payments or withdrawals are made; (5)As of the fourth Policy Anniversary, an IPR Reset is requested because the Accumulation Value has increased to $150,000. After the resent, the new IPR Guaranteed Amount is increased to $150,000 and a new 10 year Holding Period has begun; (6)You die in the fifth Policy Year, and the Accumulation Value upon death is now $140,000 due to market fluctuations; Upon death in the fifth Policy Year, the death benefit payable is the greater of: (1) The Standard Death Benefit, which is a)the Accumulation Value upon death= $140,000 or b)the Return of Premium Death Benefit= $100,000 (2) The IPR Death Benefit, which is c)the IPR Guaranteed Amount= $150,000 In this example, your beneficiary would receive the IPR Death Benefit amount of $150,000. Here is another example of how the IPR Death Benefit is calculated. For this example, assume: (1)IPR with a 10 year Holding Period is purchased at the time of application on or after November 13, 2023; (2)You made an initial premium payment of $100,000; (3)Your IPR Guarantee Percentage is 105%; therefore, the Guaranteed Amount is 105% of the sum of all premium payments that we receive in the first Policy Year, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period; (4)No additional premium payments or withdrawals are made; (5)As of the fourth Policy Anniversary, an IPR Reset is requested because the Accumulation Value has increased to $150,000. After the resent, the new IPR Guaranteed Amount is increased to $157,500 and a new Holding Period has begun; (6)You die in the fifth Policy Year, and the Accumulation Value upon death is now $140,000 due to market fluctuations; Upon death in the fifth Policy Year, the death benefit payable is the greater of: (1)The Standard Death Benefit, which is The Accumulation Value upon death = $140,000 or; (2)The Return of Premium Death Benefit = $100,000 or; (3)The IPR Death Benefit = $150,000 (calculated as follows $157,500 / 105% = $150,000) (the Guaranteed Amount is not payable because death occurred prior to the final two years of the new Holding Period). In this example, your beneficiary would receive the IPR Death Benefit amount of $150,000. If death occurred within the last two years of the new Holding Period End Date or after the new Holding Period End Date, the IPR Death Benefit would have been $157,500.
New York Life Premier Advisory Variable Annuity | Dollar Cost Averaging
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Dollar Cost Averaging ProgramsThe main objective of dollar cost averaging is to achieve an average cost per Accumulation Unit that is lower than the average price per Accumulation Unit during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit in rising markets or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of varying price levels. We do not count transfers under dollar cost averaging as part of your 25 free transfers each Policy Year. There is no charge imposed for either of the Dollar Cost Averaging programs.
Calculation Method of Benefit [Text Block]	We have set forth below an example of how dollar cost averaging works. In the example, we have assumed that you want to transfer $100 from the NYLIM VP U.S. Government Money Market Investment Division to the NYLIM VP Dimensional U.S. Equity—Service Class Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:
Month	Amount Transferred	Accumulation Unit Value	Accumulation Units Purchased
1	$100	$10.00	10.00
2	$100	$8.00	12.50
3	$100	$12.50	8.00
4	$100	$7.50	13.33
Total	$400	$38.00	43.83
The average unit price is calculated as follows:
Total unit price	=	$38.00	=	$9.50
Number of months		4
The average unit cost is calculated as follows:
Total amount transferred	=	$400.00	=	$9.13
Total units purchased		43.83
In this example, with dollar cost averaging you would have paid an average of $9.13 per unit while the average price per unit during the purchase period was $9.50. Keep in mind that it is also possible for dollar cost averaging to result in a loss. For example, if Accumulation Unit Values had increased rapidly over the four-month period used in the example above, you would have achieved a lower average unit cost by making the entire purchase in the first month.
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | NYLIM VP American Century Large Cap Equity Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | NYLIM VP Balanced Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | NYLIM VP Bond Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | NYLIM VP CBRE Global Infrastructure Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | NYLIM VP Conservative Allocation Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | NYLIM VP Dimensional U.S. Equity Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | NYLIM VP Epoch U.S. Equity Yield Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | NYLIM VP Floating Rate Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | NYLIM VP Hedge Multi-Strategy Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | NYLIM VP Income Builder Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | NYLIM VP Janus Henderson Balanced Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | NYLIM VP MacKay Convertible Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | NYLIM VP MacKay High Yield Corporate Bond Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | NYLIM VP MacKay Strategic Bond Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | NYLIM VP MacKay U.S. Infrastructure Bond Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | NYLIM VP MFS® Investors Trust Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | NYLIM VP MFS® Research Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | NYLIM VP Moderate Allocation Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | NYLIM VP Natural Resources Portfolio - Initial Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | NYLIM VP Pimco Real Return Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | NYLIM VP SP 500 Index Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | NYLIM VP Schroders Mid Cap Opportunities Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | NYLIM VP Small Cap Growth Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | NYLIM VP U.S. Government Money Market Portfolio - Initial Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | NYLIM VP Wellington Small Cap Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | NYLIM VP Winslow Large Cap Growth Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | AB VPS Relative Value Portfolio - Class B
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | American Funds IS The Bond Fund of America® - Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | American Funds IS Capital World Bond Fund® - Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | American Funds IS Growth Fund - Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | American Funds IS New World Fund® - Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | American Funds IS Small Cap World Fund - Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | American Funds IS U.S. Government Securities Fund®- Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | American Funds IS Washington Mutual Investors Fund - Class 4
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | BlackRock® Global Allocation V.I. Fund - Class III
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | BlackRock® High Yield V.I. Fund - Class III
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | Columbia Variable Portfolio - Emerging Markets Bond Fund - Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | Columbia Variable Portfolio - Intermediate Bond Fund - Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | Columbia Variable Portfolio - Small Cap Value Discovery Fund - Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | Columbia Variable Portfolio - Small Company Growth Fund - Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | DWS Alternative Asset Allocation VIP - Class B
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | Fidelity® VIP Bond Index Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | Fidelity® VIP Contrafund Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | Fidelity® VIP Emerging Markets Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | Fidelity® VIP Equity-Income Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | Fidelity® VIP Extended Market Index Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | Fidelity® VIP FundsManager® 60 Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | Fidelity® VIP Health Care Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | Fidelity® VIP International Capital Appreciation Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | Fidelity® VIP International Index Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | Fidelity® VIP Mid Cap Portfolio - Service Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | Franklin Gold and Precious Metals VIP Fund - Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | Franklin Templeton Moderate Model Portfolio - Class II
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | Franklin Templeton Moderately Conservative Model Portfolio - Class II
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | Franklin Templeton Conservative Model Portfolio - Class II
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | Goldman Sachs VIT International Equity Insights Fund - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | Invesco V.I. EQV International Equity Fund - Series II Shares
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | Invesco V.I. Main Street Small Cap Fund® - Series II Shares
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | Janus Henderson Enterprise Portfolio - Service Shares
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | Janus Henderson Global Research Portfolio - Service Shares
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | LVIP ClearBridge Appreciation Fund - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | MFS® International Intrinsic Equity Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | MFS® Mid Cap Value Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | MFS® Research International Portfolio - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | Neuberger Berman AMT Mid Cap Growth Portfolio - Class S
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | Nomura VIP Small Cap Value Series - Service Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | PIMCO VIT Income Portfolio - Advisor Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | PIMCO VIT International Bond Portfolio (US Dollar Hedged) - Advisor Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | PIMCO VIT Low Duration Portfolio - Advisor Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | PIMCO VIT Short-Term Portfolio - Advisor Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | PIMCO VIT Total Return Portfolio - Advisor Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | Principal VC Real Estate Securities Account - Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | Putnam VT International Value Fund - Class IB
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | Voya Growth and Income Portfolio - Class S
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | Voya Intermediate Bond Portfolio - Class S
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | Western Asset Core Plus VIT Portfolio - Class II
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | Lord Abbett Series Fund Inc. - Short Duration Income Portfolio - Class I
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | American Funds IS Growth-Income Fund - Class 2
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | Investment Preservation Rider 5 0 | NYLIM VP PineStone International Equity Portfolio - Initial Class
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
New York Life Premier Advisory Variable Annuity | IPR Reset and the Rider Reset
Item 4. Fee Table [Line Items]
Offered Starting [Date]	Feb. 10, 2025
New York Life Premier Advisory Variable Annuity | DCA Advantage Account
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]	The DCA Advantage Account
The DCA Advantage Account is backed by assets in NYLIAC’s general account, which includes all of NYLIAC’s assets except those assets specifically allocated to NYLIAC’s separate accounts. NYLIAC has sole discretion to invest the assets of the DCA Advantage Account subject to applicable law. The DCA Advantage Account is not registered under the federal securities laws and is generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the DCA Advantage Account. These disclosures regarding the DCA Advantage Account are subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. If the five-year Constant Maturity Treasury Rate, less 125 basis points, is below 3%, we may refuse the allocation of all or a portion of your Premium Payment to the DCA Advantage Account. Information regarding the features of the DCA Advantage Account, including (i) its name, (ii) its term, and (iii) its guaranteed minimum interest rate, is available in an appendix to the prospectus. See Appendix 1A: Investment Options Available Under the Policy. NYLIAC will set interest rates in advance for each date on which we may receive a premium payment to the DCA Advantage Account. We will never declare less than the minimum guaranteed interest rate stated on the Policy Data Page of your policy. The guaranteed minimum interest rate will never be lower than 0.05% and as of the date of this Prospectus, the guaranteed minimum interest rate is 0.05%. If you choose to allocate your initial premium payment to the DCA Advantage Account, the initial premium, and any subsequent premium payments we receive for an initial DCA Advantage Account that is already open, will earn interest at the rate in effect on the date you signed your application. If an additional premium payment is allocated to the DCA Account after the duration of the initial account has expired, the DCA Advantage Account will be re-activated and will earn interest at the rate in effect on the Business Day we receive the premium payment. Interest rates for subsequent premium payments made into the DCA Advantage Account may be different from the rate applied to prior premium payments made into the DCA Advantage Account. The DCA Advantage Account Accumulation Value will never be less than the DCA Advantage Account portion of the Nonforfeiture Value. The annual effective rate that we declare is credited only to amounts remaining in the DCA Advantage Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Account, amounts in the DCA Advantage Account will not achieve the declared annual effective rate. Please note that interest credited under the DCA Advantage Account will exceed the actual investment earnings of NYLIAC less appropriate risk and expense adjustments. Excess interest amounts credited to the DCA Advantage Account will be recovered by fees and charges associated with the Investment Divisions in later Policy Years. The interest credited in later Policy Years may be less than that for the first Policy Year.
Fixed Option [Line Items]
Fixed Option Available, Name	DCA Advantage Account
Fixed Option Available, Term	6 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.05%
New York Life Premier Advisory Variable Annuity | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this policy.
New York Life Premier Advisory Variable Annuity | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. This policy is not designed for short-term investing and may not be appropriate for an investor who readily needs access to cash. The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon. If you elect the IPR, you will not receive a benefit under the rider unless you hold the policy for at least the specified Holding Period applicable to the rider. Moreover, if you withdraw more than the IPR Free Withdrawal Amount (not including withdrawals to pay Advisory Fees in states other than New York) within the first three Policy Years, you will incur an IPR Termination and Withdrawal Charge, which could substantially increase your costs under the Policy.
New York Life Premier Advisory Variable Annuity | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options you choose and the crediting rate of the DCA Advantage Account.•Each investment option, including the DCA Advantage Account, has its own unique risks.•You should review the prospectuses for the available Portfolios and the description in this prospectus of the DCA Advantage Account before making an investment decision.
New York Life Premier Advisory Variable Annuity | Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk. You can lose money by investing in this policy, including loss of principal. An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the Allocation Options chosen. You bear the risk of any decline in your policy’s value resulting from the performance of the Portfolios you have chosen. Amounts allocated to a Portfolio are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Portfolio’s investments. Each investment option has its own unique risks. For more information about the risks of investing in a particular Portfolio, see that Portfolio's prospectus which can be found online at https://dfinview.com/NewYorkLife/TAHD/premieradvisory. You can also request this information at no cost by calling your investment adviser representative, contacting NYLIAC at 1-800-598-2019 or by sending an email request with your name and mailing address to PremierAdvisoryProspectus@newyorklife.com. You should review the prospectuses for the available Portfolios before making an investment decision.
New York Life Premier Advisory Variable Annuity | Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal Risk. This policy is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. Withdrawals could substantially reduce or even terminate the benefits available under the policy. Withdrawals may also be subject to federal and state income taxes, and tax penalties if the withdrawal is made before the owner attains age 59 ½. In addition, if you purchase the IPR, you may be subject to an IPR Termination and Withdrawal Charge if you make withdrawals in excess of the IPR Free Withdrawal Amount in the first three Policy Years. The benefits of tax deferral and the policy’s living benefit protections also mean the policy is better for investors with a long time horizon.
New York Life Premier Advisory Variable Annuity | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the policy is subject to the risks related to NYLIAC, including that any obligations, including with respect to the DCA Advantage Account, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling 1-800-598-2019.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risks. Any obligations, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling 1-800-598-2019.
New York Life Premier Advisory Variable Annuity | Policy Benefits Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Policy Benefits Risk. Certain benefits under the policy are contingent on several conditions being met. If those conditions are not met you may not realize a benefit from the policy or the optional benefits for which you have been charged a fee. For example: ●You may need to take withdrawals which have the potential to substantially reduce the Standard Death Benefit available under the policy. Withdrawals (excluding withdrawals to pay Advisory Fees in states other than New York), could reduce the value of the Standard Death Benefit by more than the dollar amount of the withdrawal. ●The IPR requires that you hold the policy for a certain number of years (the Holding Period) in order to receive an adjustment to your Accumulation Value, if applicable. If you surrender your policy before the Holding Period is over, you will not receive a benefit under the rider, and you will be assessed an IPR Termination and Withdrawal Charge if the surrender occurs within the first three Policy Years, which can significantly increase your costs under the policy. If you take withdrawals during the Holding Period (not including withdrawals to pay Advisory Fees in states other than New York), the benefit provided by the IPR will be reduced proportionally by any such withdrawals, even if such withdrawals are within the IPR Free Withdrawal Amount. If your Accumulation Value is less than the IPR Guaranteed Amount at the time the withdrawal is requested, the reduction in your Guaranteed Amount will be greater than the dollar amount withdrawn. Please note that such withdrawals will also be subject to an IPR Termination and Withdrawal Charge if they are made within the first three Policy Years and exceed the IPR Free Withdrawal Amount. Accordingly, under certain circumstances, a withdrawal could reduce the value of the IPR Guaranteed Amount by more than the dollar amount of the withdrawal and you may have to pay an extra charge for it. See “CHARGES AND DEDUCTIONS—Transaction Expenses—IPR Termination and Withdrawal Charge” for an example demonstrating when such circumstances could occur. In addition, if you purchase the IPR, you will only be allowed to allocate your premium payments to certain Allocation Options and the DCA Advantage Account, or you will be limited in the amount you can allocate to the Investment Divisions (based on certain thresholds for Asset Allocation Categories). ●The IPR Death Benefit that is payable under the IPR may require that you hold the policy for a certain period of time before the IPR Death Benefit that is payable equals the Guaranteed Amount. If you die prior to the end of that required waiting period, the IPR Death Benefit will be equal to your first policy year premiums less any proportional withdrawals. Additionally, if you elect an IPR Reset, a new waiting period will begin before the Guaranteed Amount is payable as the IPR Death Benefit. If you die prior to the end of the new applicable waiting period, the IPR Death Benefit will be equal to the Accumulation Value as of the Rider Reset Effective Date less any proportional withdrawals. (See DESCRIPTION OF BENEFITS – IPR for more information on IPR Death Benefit calculations.) ●The Annual Death Benefit Reset Rider only provides a benefit if your policy value increases over time. In addition, withdrawals (excluding withdrawals to pay Advisory Fees in states other than New York) will reduce the value of the benefits in proportion to the amount of the withdrawal relative to the total policy value at the time of the withdrawal. If your Accumulation Value is less than the amount guaranteed by the ADBR at the time the withdrawal is requested, the reduction in the death benefit guaranteed by the rider will be greater than the dollar amount withdrawn.
New York Life Premier Advisory Variable Annuity | Alternatives to the Policy
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Alternatives to the Policy. Other policies or investments may provide more favorable returns or benefits than the policy and may have lower fees and expenses. This policy may not be appropriate for investors who do not wish to have ongoing investment advice and monitoring services from the Investment Adviser.
New York Life Premier Advisory Variable Annuity | Policy Changes and Investment Restrictions Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Policy Changes and Investment Restrictions Risk. We limit the number of Investment Divisions you may choose. You may allocate premium payments to up to 18 separate Investment Divisions, as well as the DCA Advantage Account. We reserve the right to limit transfers, and we reserve the right to charge $30 for each transfer when you transfer money to or from the Investment Divisions more than 25 times in a Policy Year. We also reserve the right to terminate certain policy features such as dollar cost averaging and automatic asset rebalancing. We may impose limits on the minimum and maximum amounts that you may invest in the policy or other transaction limits that may limit your use of the policy. In addition, we reserve the right to remove Investment Divisions or substitute Portfolios as investment options that are available under the policy. If you elect the IPR, there are restrictions that limit the investments that you may choose. Amounts invested in accordance with those restrictions may earn a return that is less than the return you might have earned on those amounts in other Investment Divisions had you not been subject to any investment restrictions. See APPENDIX 1B and 1C for a list of the investment options available with the IPR.
New York Life Premier Advisory Variable Annuity | Potentially Harmful Transfer Activity
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Potentially Harmful Transfer Activity. This policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers among the Investment Divisions under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners. We have limitations and restrictions on transfer activity, which we apply to all owners of the policy without exception. (See “THE POLICIES–Limits on Transfers” for more information.) We cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other policyowners. Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things: ●Portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective; ●Increased administrative and Fund brokerage expenses; and/or ●Dilution of the interests of long-term investors. A Portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your Request for a transfer. (See “THE POLICIES–Limits on Transfers” for more information on the risks of frequent trading.)
New York Life Premier Advisory Variable Annuity | Change in Fees and Charges Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Change in Fees and Charges Risk. Deduction of policy fees and charges (including withdrawals to pay Advisory Fees in states other than New York), and optional benefit fees, may result in loss of principal. We reserve the right to increase the fees and charges under the policy and optional benefits up to the maximum guaranteed fees and charges stated on your Policy Data Page.
New York Life Premier Advisory Variable Annuity | Change in Rates Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Change in Rates Risk. The crediting rate that we declare for the DCA Advantage Account may be lower than what you would find acceptable. In addition, your investment adviser representative will charge you an Advisory Fee with respect to assets allocated to the DCA Advantage Account. Such fees will effectively reduce the amount of interest you earn on such amounts.
New York Life Premier Advisory Variable Annuity | Adverse Tax Consequences
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Adverse Tax Consequences. There are a number of tax risks that may arise in connection with purchasing the policy. These risks include: (1) the possibility that the Internal Revenue Service (“IRS”) may interpret the rules that apply to variable annuities in a manner that could result in you being treated as the owner of your policy’s pro rata portion of the assets of the Separate Account; (2) the possibility that the IRS may take the position that the policy does not qualify as an annuity for federal tax purposes resulting in the loss of favorable tax treatment accorded your policy; and (3) the possibility of a change in the present federal income tax laws that apply to your policy, or of the current interpretations by the IRS, which may change from time to time without notice, and could have retroactive effects regardless of the date of enactment or publication, as the case may be. Currently, we require you to pay Advisory Fees directly from your policy’s Accumulation Value in states other than New York. See APPENDIX 2 State Variations for information about payment of the Advisory Fee in New York. These Advisory Fees are in addition to policy fees and expenses described in this prospectus. These withdrawals will reduce your Accumulation Value by the amount withdrawn, may reduce your Standard Death Benefit and other optional benefits, and although we do not consider them to be taxable withdrawals, the IRS and state taxing authorities could disagree and these withdrawals may be subject to federal and state income taxes and a 10% federal penalty tax. See “FEDERAL TAX MATTERS—Payment of Investment Advisory Fees” for more information.
New York Life Premier Advisory Variable Annuity | Risks Affecting our Administration of Your Policy
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risks Affecting our Administration of Your Policy. NYLIAC’s business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyberattack/ransomware, or current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics or pandemics (“serious infectious disease outbreaks”). These risks are common to all insurers and financial service providers and may materially impact our ability to administer the policy (and to keep policyowner information confidential). (See the SAI “ADDITIONAL INFORMATION ABOUT RISKS (Non-Principal Risks)” for more information.)